Schedule of Investments (unaudited)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.8%
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	$250	$226,370
2.13%, 08/15/26 (Call 05/15/26)	230	212,582
2.25%, 06/01/31 (Call 03/01/31)	223	187,463
2.38%, 11/15/24 (Call 09/15/24)	130	125,122
2.63%, 11/15/27 (Call 08/15/27)	228	209,005
2.85%, 06/01/41 (Call 12/01/40)	110	82,048
3.25%, 04/01/25 (Call 03/01/25)	310	300,433
3.50%, 05/15/25 (Call 03/15/25)	194	188,750
3.50%, 04/01/27 (Call 02/01/27)	77	73,537
3.60%, 11/15/42 (Call 05/15/42)(a)	118	96,651
3.63%, 04/01/30 (Call 01/01/30)	260	243,487
3.75%, 05/15/28 (Call 02/15/28)(a)	444	426,387
4.25%, 04/01/40 (Call 10/01/39)	369	335,425
4.25%, 04/01/50 (Call 10/01/49)	257	231,840
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)	204	141,804
3.55%, 01/15/26 (Call 10/15/25)	267	258,614
3.60%, 03/01/35 (Call 09/01/34)	213	189,715
3.80%, 03/01/45 (Call 09/01/44)	385	322,526
3.90%, 06/15/32 (Call 03/15/32)(a)	320	299,360
4.07%, 12/15/42	393	346,610
4.09%, 09/15/52 (Call 03/15/52)	441	380,737
4.15%, 06/15/53 (Call 12/15/52)	355	307,537
4.30%, 06/15/62 (Call 12/15/61)	225	195,568
4.45%, 05/15/28 (Call 04/15/28)(a)	210	207,965
4.50%, 05/15/36 (Call 11/15/35)	275	263,563
4.70%, 05/15/46 (Call 11/15/45)	318	304,348
4.75%, 02/15/34 (Call 11/15/33)	245	243,170
4.95%, 10/15/25 (Call 09/15/25)(a)	50	49,922
5.10%, 11/15/27 (Call 10/15/27)	165	167,366
5.20%, 02/15/55 (Call 08/15/54)	240	244,385
5.25%, 01/15/33 (Call 10/15/32)(a)	255	263,140
5.70%, 11/15/54 (Call 05/15/54)	335	366,895
5.90%, 11/15/63 (Call 05/15/63)	280	314,082
Series B, 6.15%, 09/01/36	260	286,608
		8,093,015
Agriculture — 1.0%
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)(a)	353	332,000
2.70%, 09/15/51 (Call 03/15/51)	315	210,203
2.90%, 03/01/32 (Call 12/01/31)	275	238,928
3.25%, 03/27/30 (Call 12/27/29)	300	274,599
4.50%, 08/15/33 (Call 05/15/33)(a)	225	220,473
4.50%, 03/15/49 (Call 09/15/48)	213	196,948
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	360	322,124
1.50%, 05/01/25 (Call 04/01/25)	270	253,506
1.75%, 11/01/30 (Call 08/01/30)	105	82,973
2.10%, 05/01/30 (Call 02/01/30)	276	228,053
2.75%, 02/25/26 (Call 11/25/25)(a)	299	282,409
3.13%, 08/17/27 (Call 05/17/27)	225	210,285
3.13%, 03/02/28 (Call 12/02/27)	125	115,325
3.25%, 11/10/24	262	254,745
3.38%, 08/11/25 (Call 05/11/25)	240	231,996
3.38%, 08/15/29 (Call 05/15/29)	254	230,454
3.88%, 08/21/42	370	294,261
4.13%, 03/04/43	274	223,066
Security	Par (000)	Value

Agriculture (continued)
4.25%, 11/10/44	$438	$363,067
4.38%, 11/15/41	280	238,165
4.50%, 03/20/42	196	168,370
4.88%, 02/13/26(a)	475	471,799
4.88%, 02/15/28 (Call 01/15/28)	440	435,596
4.88%, 11/15/43	262	235,247
5.00%, 11/17/25	315	314,342
5.13%, 11/15/24	360	358,837
5.13%, 11/17/27 (Call 10/17/27)	360	360,864
5.13%, 02/15/30 (Call 12/15/29)	570	566,284
5.38%, 02/15/33 (Call 11/15/32)	875	872,279
5.63%, 11/17/29 (Call 09/17/29)	295	301,449
5.75%, 11/17/32 (Call 08/17/32)	740	756,398
6.38%, 05/16/38	485	525,856
		10,170,901
Airlines — 0.2%
American Airlines 2021-1 Pass Through Trust, Series A, Class A, 2.88%, 01/11/36	298	247,526
Delta Air Lines Pass Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	107	93,972
JetBlue Pass Through Trust, Series 1A, Class A, 4.00%, 05/15/34(a)	117	107,268
United Airlines Pass Through Trust
Series 2018-1, Class AA, 3.50%, 09/01/31(a)	210	189,536
Series 2019, Class AA, 4.15%, 02/25/33	86	79,027
Series 2019-2, Class AA, 2.70%, 11/01/33	225	190,837
Series 2020-1, Class A, 5.88%, 04/15/29	608	603,577
United Airlines Pass-Through Trust, 5.80%, 07/15/37	95	96,315
		1,608,058
Apparel — 0.3%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	425	396,087
2.40%, 03/27/25 (Call 02/27/25)	403	385,860
2.75%, 03/27/27 (Call 01/27/27)	616	578,258
2.85%, 03/27/30 (Call 12/27/29)(a)	417	374,704
3.25%, 03/27/40 (Call 09/27/39)	517	425,103
3.38%, 11/01/46 (Call 05/01/46)(a)	70	55,087
3.38%, 03/27/50 (Call 09/27/49)(a)	545	433,291
3.63%, 05/01/43 (Call 11/01/42)	202	170,789
3.88%, 11/01/45 (Call 05/01/45)	315	274,299
Ralph Lauren Corp., 2.95%, 06/15/30 (Call 03/15/30)(a)	125	110,563
		3,204,041
Auto Manufacturers — 1.8%
American Honda Finance Corp.
0.75%, 08/09/24	472	449,769
1.00%, 09/10/25	430	394,327
1.20%, 07/08/25	340	315,034
1.30%, 09/09/26	230	205,447
1.50%, 01/13/25	495	469,220
1.80%, 01/13/31	75	60,857
2.00%, 03/24/28	355	312,688
2.15%, 09/10/24	255	246,001
2.25%, 01/12/29	210	183,590
2.30%, 09/09/26	266	245,076
2.35%, 01/08/27	252	231,535
3.50%, 02/15/28	166	156,301
4.60%, 04/17/30	305	299,007
4.70%, 01/12/28	145	143,865
4.75%, 01/12/26	20	19,901

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
5.00%, 05/23/25	$260	$258,695
5.13%, 07/07/28	155	155,809
5.25%, 07/07/26	155	155,591
Series A, 4.60%, 04/17/25	270	267,678
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	242	221,786
1.50%, 09/01/30 (Call 06/01/30)	243	196,643
2.60%, 09/01/50 (Call 03/01/50)(a)	270	171,923
4.88%, 10/01/43 (Call 04/01/43)	155	145,477
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	375	358,901
2.53%, 03/10/27 (Call 02/10/27)(a)	425	391,433
2.97%, 03/10/32 (Call 12/10/31)	270	239,895
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	410	506,940
PACCAR Financial Corp.
3.55%, 08/11/25	327	317,801
4.45%, 03/30/26	390	387,165
Toyota Motor Corp.
1.34%, 03/25/26 (Call 02/25/26)	316	287,882
2.36%, 03/25/31 (Call 12/25/30)(a)	90	76,597
2.76%, 07/02/29(a)	55	49,869
3.67%, 07/20/28(a)	26	24,857
5.12%, 07/13/28	125	126,870
5.12%, 07/13/33	110	112,503
5.28%, 07/13/26(a)	100	100,883
Toyota Motor Credit Corp.
0.63%, 09/13/24	300	284,583
0.80%, 10/16/25	450	409,594
0.80%, 01/09/26	145	130,935
1.13%, 06/18/26	420	377,399
1.15%, 08/13/27(a)	325	281,593
1.45%, 01/13/25	385	364,753
1.65%, 01/10/31	330	264,313
1.80%, 02/13/25(a)	533	506,036
1.90%, 01/13/27	360	325,800
1.90%, 04/06/28(a)	295	260,680
1.90%, 09/12/31	140	112,524
2.00%, 10/07/24	210	202,001
2.15%, 02/13/30	240	205,692
3.00%, 04/01/25	663	639,278
3.05%, 03/22/27(a)	505	474,261
3.05%, 01/11/28	180	167,400
3.20%, 01/11/27	337	319,200
3.38%, 04/01/30	315	289,179
3.40%, 04/14/25	70	68,070
3.65%, 08/18/25	300	291,789
3.65%, 01/08/29	190	179,979
3.95%, 06/30/25	180	176,175
4.40%, 09/20/24	455	450,045
4.45%, 05/18/26	255	251,953
4.45%, 06/29/29(a)	220	216,894
4.55%, 09/20/27	330	326,469
4.55%, 05/17/30	250	244,540
4.63%, 01/12/28	115	114,468
4.70%, 01/12/33	250	247,022
4.80%, 01/10/25	155	154,160
5.40%, 11/10/25	110	110,950
5.45%, 11/10/27	250	255,722
		16,991,273
Security	Par (000)	Value

Auto Parts & Equipment — 0.1%
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	$161	$135,923
4.15%, 10/01/25 (Call 07/01/25)	378	366,970
5.50%, 03/21/33 (Call 12/21/32)(a)	140	143,122
		646,015
Banks — 34.6%
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	385	372,087
5.09%, 12/08/25	500	497,805
5.38%, 07/03/25	290	290,244
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/25	585	532,309
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1-year CMT + 0.900%)(b)	395	346,411
1.85%, 03/25/26	465	419,095
2.75%, 05/28/25	490	463,520
2.96%, 03/25/31	250	207,488
3.31%, 06/27/29	455	404,299
3.49%, 05/28/30	295	258,933
3.50%, 03/24/25	25	24,068
3.80%, 02/23/28	323	297,228
4.18%, 03/24/28 (Call 03/24/27), (1-year CMT + 2.000%)(b)	500	471,025
4.25%, 04/11/27	305	290,058
4.38%, 04/12/28	393	371,031
5.15%, 08/18/25	475	468,492
5.29%, 08/18/27	845	830,567
5.59%, 08/08/28	400	400,000
Bank of America Corp.
0.98%, 09/25/25 (Call 09/25/24), (1-day SOFR + 0.910%)(a)(b)	396	374,149
1.20%, 10/24/26 (Call 10/24/25), (1-day SOFR + 1.010%)(b)	490	443,906
1.32%, 06/19/26 (Call 06/19/25), (1-day SOFR + 1.150%)(b)	766	704,460
1.53%, 12/06/25 (Call 12/06/24), (1-day SOFR + 0.650%)(b)	390	366,456
1.73%, 07/22/27 (Call 07/22/26), (1-day SOFR + 0.960%)(b)	1,005	900,651
1.90%, 07/23/31 (Call 07/23/30), (1-day SOFR + 1.530%)(b)	445	354,402
1.92%, 10/24/31 (Call 10/24/30), (1-day SOFR + 1.370%)(b)	535	424,164
2.02%, 02/13/26 (Call 02/13/25), (3-mo. SOFR + 1.902%)(b)	355	335,109
2.09%, 06/14/29 (Call 06/14/28), (1-day SOFR + 1.060%)(b)	630	540,767
2.30%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.220%)(b)	790	631,076
2.46%, 10/22/25 (Call 10/22/24), (3-mo. SOFR + 1.132%)(b)	402	386,467
2.48%, 09/21/36 (Call 09/21/31), (5-year CMT + 1.200%)(b)	50	38,296
2.50%, 02/13/31 (Call 02/13/30), (3-mo. SOFR + 1.252%)(b)	725	607,934
2.55%, 02/04/28 (Call 02/04/27), (1-day SOFR + 1.050%)(b)	495	448,638
2.57%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.210%)(b)	585	475,020

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.59%, 04/29/31 (Call 04/29/30), (1-day SOFR + 2.150%)(b)	$629	$528,807
2.68%, 06/19/41 (Call 06/19/40), (1-day SOFR + 1.930%)(b)	910	644,262
2.69%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.320%)(b)	805	666,524
2.83%, 10/24/51 (Call 10/24/50), (1-day SOFR + 1.880%)(b)	190	126,101
2.88%, 10/22/30 (Call 10/22/29), (3-mo. SOFR + 1.452%)(b)	380	328,928
2.97%, 02/04/33 (Call 02/04/32), (1-day SOFR + 1.330%)(b)	670	559,591
2.97%, 07/21/52 (Call 07/21/51), (1-day SOFR + 1.560%)(b)	450	308,142
3.09%, 10/01/25 (Call 10/01/24), (3-mo. SOFR + 1.352%)(a)(b)	338	327,208
3.19%, 07/23/30 (Call 07/23/29), (3-mo. SOFR + 1.442%)(b)	496	439,337
3.25%, 10/21/27 (Call 10/21/26)	479	449,508
3.31%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.580%)(b)	695	535,407
3.37%, 01/23/26 (Call 01/23/25), (3-mo. SOFR + 1.072%)(a)(b)	405	390,874
3.38%, 04/02/26 (Call 04/02/25), (1-day SOFR + 1.330%)(b)	550	529,369
3.42%, 12/20/28 (Call 12/20/27), (3-mo. SOFR + 1.302%)(b)	1,017	935,986
3.50%, 04/19/26	745	715,498
3.56%, 04/23/27 (Call 04/23/26), (3-mo. SOFR + 1.322%)(b)	627	595,117
3.59%, 07/21/28 (Call 07/21/27), (3-mo. SOFR + 1.632%)(b)	354	330,264
3.71%, 04/24/28 (Call 04/24/27), (3-mo. SOFR + 1.774%)(b)	355	333,310
3.82%, 01/20/28 (Call 01/20/27), (3-mo. SOFR + 1.837%)(b)	470	444,361
3.88%, 08/01/25	608	592,800
3.95%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.452%)(b)	249	201,259
3.97%, 03/05/29 (Call 03/05/28), (3-mo. SOFR + 1.332%)(b)	459	431,781
3.97%, 02/07/30 (Call 02/07/29), (3-mo. SOFR + 1.210%)(b)	530	492,842
4.00%, 01/22/25	20	19,486
4.08%, 04/23/40 (Call 04/23/39), (3-mo. SOFR + 1.582%)(b)	283	243,394
4.08%, 03/20/51 (Call 03/20/50), (3-mo. SOFR + 3.412%)(b)	913	761,296
4.24%, 04/24/38 (Call 04/24/37), (3-mo. SOFR + 2.076%)(b)	413	365,270
4.25%, 10/22/26	25	24,160
4.27%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.572%)(b)	543	515,931
4.33%, 03/15/50 (Call 03/15/49), (3-mo. SOFR + 1.782%)(b)	469	410,384
4.38%, 04/27/28 (Call 04/27/27), (1-day SOFR + 1.580%)(b)	845	813,921
4.44%, 01/20/48 (Call 01/20/47), (3-mo. SOFR + 1.252%)(b)	375	333,405
Security	Par (000)	Value

Banks (continued)
4.57%, 04/27/33 (Call 04/27/32), (1-day SOFR + 1.830%)(b)	$735	$690,694
4.83%, 07/22/26 (Call 07/22/25), (1-day SOFR + 1.750%)(b)	505	499,177
4.88%, 04/01/44	105	100,681
4.95%, 07/22/28 (Call 07/22/27), (1-day SOFR + 2.040%)(b)	510	501,580
5.00%, 01/21/44	372	358,649
5.02%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.160%)(b)	855	834,583
5.08%, 01/20/27 (Call 01/20/26), (1-day SOFR + 1.290%)(b)	585	578,957
5.20%, 04/25/29 (Call 04/25/28), (1-day SOFR + 1.630%)(b)	780	774,446
5.29%, 04/25/34	880	872,898
5.88%, 02/07/42	293	312,901
6.11%, 01/29/37	205	215,451
6.20%, 11/10/28 (Call 11/10/27), (1-day SOFR + 1.990%)(b)	410	421,697
7.75%, 05/14/38	5	5,993
Series L, 3.95%, 04/21/25	105	101,845
Series L, 4.18%, 11/25/27 (Call 11/25/26)	5	4,770
Series N, 1.66%, 03/11/27 (Call 03/11/26), (1-day SOFR + 0.910%)(b)	525	473,482
Series N, 2.65%, 03/11/32 (Call 03/11/31), (1-day SOFR + 1.220%)(b)	596	493,488
Series N, 3.48%, 03/13/52 (Call 03/13/51), (1-day SOFR + 1.650%)(b)	200	150,018
Bank of America NA, 6.00%, 10/15/36	366	389,256
Bank of Montreal
0.95%, 01/22/27 (Call 01/22/26), (1-day SOFR + 0.603%)(b)	460	411,898
1.25%, 09/15/26	470	416,965
1.50%, 01/10/25	660	622,855
1.85%, 05/01/25	742	696,901
2.65%, 03/08/27	310	284,214
3.70%, 06/07/25	555	537,229
5.20%, 12/12/24	40	39,798
5.20%, 02/01/28 (Call 01/01/28)	330	330,353
5.30%, 06/05/26	140	140,010
Series H, 4.25%, 09/14/24	275	270,960
Series H, 4.70%, 09/14/27 (Call 08/14/27)	370	363,299
Bank of New York Mellon (The), 5.15%, 05/22/26	250	249,308
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	305	274,646
1.05%, 10/15/26 (Call 09/15/26)	215	189,531
1.60%, 04/24/25 (Call 03/24/25)	460	431,797
1.65%, 07/14/28 (Call 05/14/28)(a)	160	137,296
1.65%, 01/28/31 (Call 10/28/30)(a)	210	168,286
1.80%, 07/28/31 (Call 04/28/31)(a)	90	71,949
2.05%, 01/26/27 (Call 12/26/26)	360	325,458
2.10%, 10/24/24	416	399,597
2.45%, 08/17/26 (Call 05/17/26)	113	104,983
2.80%, 05/04/26 (Call 02/04/26)	137	128,857
3.00%, 10/30/28 (Call 07/30/28)	256	231,508
3.25%, 09/11/24 (Call 08/11/24)	231	225,003
3.25%, 05/16/27 (Call 02/16/27)	218	204,525
3.30%, 08/23/29 (Call 05/23/29)	215	193,135
3.35%, 04/25/25 (Call 03/25/25)	390	375,796
3.40%, 01/29/28 (Call 10/29/27)(a)	288	270,262

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.44%, 02/07/28 (Call 02/07/27), (3-mo. SOFR + 1.331%)(b)	$371	$349,404
3.85%, 04/28/28	250	239,685
3.99%, 06/13/28 (Call 06/13/27), (1-day SOFR + 1.151%)(a)(b)	210	201,986
4.29%, 06/13/33 (Call 06/13/32), (1-day SOFR + 1.418%)(b)	165	153,948
4.41%, 07/24/26 (Call 07/24/25), (1-day SOFR + 1.345%)(b)	335	328,970
4.54%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.168%)(b)	205	200,201
4.60%, 07/26/30 (Call 07/26/29), (1-day SOFR + 1.755%)(b)	255	247,679
4.71%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.511%)(b)	235	223,894
4.95%, 04/26/27 (Call 04/26/26), (1-day SOFR + 1.026%)(b)	310	306,435
4.97%, 04/26/34	280	272,146
5.22%, 11/21/25 (Call 11/21/24), (1-day SOFR + 0.800%)(b)	330	328,310
5.80%, 10/25/28 (Call 10/25/27), (1-day SOFR + 1.802%)(b)	305	311,268
5.83%, 10/25/33 (Call 10/25/32), (1-day SOFR + 2.074%)(b)	530	548,518
Series G, 3.00%, 02/24/25 (Call 01/24/25)	633	610,263
Series J, 0.85%, 10/25/24 (Call 09/25/24)(a)	220	207,794
Bank of Nova Scotia (The)
1.05%, 03/02/26	440	394,720
1.30%, 06/11/25	435	403,023
1.30%, 09/15/26	320	283,760
1.35%, 06/24/26	300	268,293
1.45%, 01/10/25	540	508,869
1.95%, 02/02/27	295	264,173
2.15%, 08/01/31	340	271,680
2.20%, 02/03/25	376	357,493
2.45%, 02/02/32	185	151,151
2.70%, 08/03/26(a)	429	398,125
2.95%, 03/11/27	245	226,863
3.45%, 04/11/25	625	603,206
4.75%, 02/02/26	70	69,066
4.85%, 02/01/30	570	552,997
5.25%, 12/06/24	15	14,929
5.25%, 06/12/28	270	269,598
BPCE SA, 3.38%, 12/02/26	260	243,074
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	210	190,642
1.00%, 10/18/24	170	160,693
1.25%, 06/22/26	345	307,781
2.25%, 01/28/25	513	488,663
3.30%, 04/07/25	575	554,524
3.45%, 04/07/27	615	577,583
3.60%, 04/07/32 (Call 03/07/32)(a)	225	202,381
3.95%, 08/04/25	580	563,690
5.00%, 04/28/28	420	414,002
5.14%, 04/28/25	285	283,464
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26), (1-day SOFR + 0.765%)(b)	775	692,656
1.28%, 11/03/25 (Call 11/03/24), (1-day SOFR + 0.528%)(b)	365	343,819
Security	Par (000)	Value

Banks (continued)
1.46%, 06/09/27 (Call 06/09/26), (1-day SOFR + 0.770%)(b)	$871	$775,939
2.01%, 01/25/26 (Call 01/25/25), (1-day SOFR + 0.694%)(b)	780	736,429
2.52%, 11/03/32 (Call 11/03/31), (1-day SOFR + 1.177%)(b)	575	462,973
2.56%, 05/01/32 (Call 05/01/31), (1-day SOFR + 1.167%)(b)	1,025	835,928
2.57%, 06/03/31 (Call 06/03/30), (1-day SOFR + 2.107%)(b)	1,138	949,411
2.67%, 01/29/31 (Call 01/29/30), (1-day SOFR + 1.146%)(b)	646	546,820
2.90%, 11/03/42 (Call 11/03/41), (1-day SOFR + 1.379%)(a)(b)	340	240,659
2.98%, 11/05/30 (Call 11/05/29), (1-day SOFR + 1.422%)(b)	803	696,643
3.06%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.351%)(b)	1,085	905,639
3.07%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.280%)(b)	795	733,690
3.11%, 04/08/26 (Call 04/08/25), (1-day SOFR + 2.842%)(b)	1,043	998,662
3.20%, 10/21/26 (Call 07/21/26)	1,004	941,893
3.29%, 03/17/26 (Call 03/17/25), (1-day SOFR + 1.528%)(b)	625	600,312
3.30%, 04/27/25	524	506,383
3.40%, 05/01/26	685	651,668
3.52%, 10/27/28 (Call 10/27/27), (3-mo. SOFR + 1.412%)(b)	756	701,303
3.67%, 07/24/28 (Call 07/24/27), (3-mo. SOFR + 1.652%)(b)	724	676,592
3.70%, 01/12/26	740	711,369
3.79%, 03/17/33 (Call 03/17/32), (1-day SOFR + 1.939%)(b)	1,020	901,711
3.88%, 01/24/39 (Call 01/24/38), (3-mo. SOFR + 1.430%)(b)	366	306,558
3.89%, 01/10/28 (Call 01/10/27), (3-mo. SOFR + 1.825%)(b)	801	759,268
3.98%, 03/20/30 (Call 03/20/29), (3-mo. SOFR + 1.600%)(b)	790	732,606
4.08%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.454%)(b)	659	622,327
4.28%, 04/24/48 (Call 04/24/47), (3-mo. SOFR + 2.101%)(b)	421	365,605
4.41%, 03/31/31 (Call 03/31/30), (1-day SOFR + 3.914%)(b)	1,329	1,249,765
4.65%, 07/30/45	259	231,378
4.65%, 07/23/48 (Call 06/23/48)	923	832,408
4.66%, 05/24/28 (Call 05/24/27), (1-day SOFR + 1.887%)(b)	525	512,258
4.91%, 05/24/33 (Call 05/24/32), (1-day SOFR + 2.086%)(b)	790	765,099
5.32%, 03/26/41 (Call 03/26/40), (1-day SOFR + 4.548%)(b)	425	413,397
5.61%, 09/29/26 (Call 09/29/25), (1-day SOFR + 1.546%)(b)	865	863,045
5.88%, 01/30/42	345	361,998
6.27%, 11/17/33 (Call 11/17/32), (1-day SOFR + 2.338%)(b)	1,075	1,139,543
8.13%, 07/15/39	728	924,291

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Commonwealth Bank of Australia/New York NY
5.08%, 01/10/25	$335	$333,730
5.32%, 03/13/26	60	60,226
Cooperatieve Rabobank UA
5.25%, 05/24/41(a)	536	555,848
5.50%, 07/18/25	270	270,567
Cooperatieve Rabobank UA/NY
1.38%, 01/10/25	325	306,404
3.38%, 05/21/25	405	390,610
3.88%, 08/22/24	302	296,597
5.00%, 01/13/25	495	491,877
Credit Suisse AG, 7.95%, 01/09/25	420	429,122
Credit Suisse AG/New York NY
1.25%, 08/07/26	480	418,022
2.95%, 04/09/25	670	634,812
3.63%, 09/09/24	465	451,185
3.70%, 02/21/25	540	519,053
4.75%, 08/09/24	345	339,032
5.00%, 07/09/27	580	559,567
7.50%, 02/15/28	690	730,827
Deutsche Bank AG/New York NY
1.69%, 03/19/26	330	300,201
4.16%, 05/13/25	270	262,713
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)(a)	255	226,182
3.95%, 07/28/25 (Call 06/28/25)	330	317,549
5.85%, 10/27/25 (Call 10/27/24), (1-day SOFR + 1.230%)(b)	270	266,369
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25), (1-day SOFR + 0.609%)(b)	372	345,138
1.09%, 12/09/26 (Call 12/09/25), (1-day SOFR + 0.789%)(a)(b)	595	534,703
1.43%, 03/09/27 (Call 03/09/26), (1-day SOFR + 0.798%)(b)	835	748,452
1.54%, 09/10/27 (Call 09/10/26), (1-day SOFR + 0.818%)(b)	832	734,623
1.95%, 10/21/27 (Call 10/21/26), (1-day SOFR + 0.913%)(b)	1,235	1,101,459
1.99%, 01/27/32 (Call 01/27/31), (1-day SOFR + 1.090%)(b)	830	652,919
2.38%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.248%)(b)	952	760,696
2.60%, 02/07/30 (Call 11/07/29)	856	726,958
2.62%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.281%)(b)	1,265	1,037,123
2.64%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.114%)(b)	1,065	964,634
2.65%, 10/21/32 (Call 10/21/31), (1-day SOFR + 1.264%)(b)	965	783,455
2.91%, 07/21/42 (Call 07/21/41), (1-day SOFR + 1.472%)(b)	407	286,438
3.10%, 02/24/33 (Call 02/24/32), (1-day SOFR + 1.410%)(b)	1,460	1,230,021
3.21%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.513%)(b)	857	634,926
3.27%, 09/29/25 (Call 09/29/24), (3-mo. SOFR + 1.201%)(b)	772	748,848
3.44%, 02/24/43 (Call 02/24/42), (1-day SOFR + 1.632%)(b)	525	399,945
Security	Par (000)	Value

Banks (continued)
3.50%, 01/23/25 (Call 10/23/24)	$649	$628,712
3.50%, 04/01/25 (Call 03/01/25)	1,048	1,010,534
3.50%, 11/16/26 (Call 11/16/25)	836	788,515
3.62%, 03/15/28 (Call 03/15/27), (1-day SOFR + 1.846%)(b)	885	831,466
3.69%, 06/05/28 (Call 06/05/27), (3-mo. SOFR + 1.510%)(b)	650	612,280
3.75%, 05/22/25 (Call 02/22/25)	754	730,038
3.75%, 02/25/26 (Call 11/25/25)	590	566,453
3.80%, 03/15/30 (Call 12/15/29)	1,193	1,094,995
3.81%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.158%)(b)	818	761,885
3.85%, 01/26/27 (Call 01/26/26)	872	832,028
4.02%, 10/31/38 (Call 10/31/37), (3-mo. SOFR + 1.373%)(b)	843	715,151
4.22%, 05/01/29 (Call 05/01/28), (3-mo. SOFR + 1.301%)(b)	1,137	1,078,160
4.39%, 06/15/27 (Call 06/15/26), (1-day SOFR + 1.510%)(b)	230	223,848
4.41%, 04/23/39 (Call 04/23/38), (3-mo. SOFR + 1.430%)(b)	745	657,679
4.48%, 08/23/28 (Call 08/23/27), (1-day SOFR + 1.725%)(b)	755	731,104
4.75%, 10/21/45 (Call 04/21/45)	650	597,057
4.80%, 07/08/44 (Call 01/08/44)	623	572,126
5.70%, 11/01/24	655	654,410
6.13%, 02/15/33(a)	443	476,938
6.25%, 02/01/41	914	981,014
HSBC Bank USA NA/New York NY, 7.00%, 01/15/39	235	257,290
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26), (1-day SOFR + 1.290%)(b)	585	520,568
1.65%, 04/18/26 (Call 04/18/25), (1-day SOFR + 1.538%)(b)	823	764,016
2.01%, 09/22/28 (Call 09/22/27), (1-day SOFR + 1.732%)(b)	620	535,568
2.10%, 06/04/26 (Call 06/04/25), (1-day SOFR + 1.929%)(b)	705	656,834
2.21%, 08/17/29 (Call 08/17/28), (1-day SOFR + 1.285%)(b)	655	551,372
2.25%, 11/22/27 (Call 11/22/26), (1-day SOFR + 1.100%)(b)	845	755,016
2.36%, 08/18/31 (Call 08/18/30), (1-day SOFR + 1.947%)(b)	595	477,910
2.63%, 11/07/25 (Call 11/07/24), (3-mo. SOFR + 1.402%)(b)	786	751,707
2.80%, 05/24/32 (Call 05/24/31), (1-day SOFR + 1.187%)(b)	915	742,770
2.85%, 06/04/31 (Call 06/04/30), (1-day SOFR + 2.387%)(b)	500	417,510
2.87%, 11/22/32 (Call 11/22/31), (1-day SOFR + 1.410%)(b)	630	508,668
3.00%, 03/10/26 (Call 03/10/25), (1-day SOFR + 1.430%)(b)	490	467,715
3.90%, 05/25/26	930	889,043
3.97%, 05/22/30 (Call 05/22/29), (3-mo. SOFR + 1.872%)(b)	1,123	1,014,889
4.04%, 03/13/28 (Call 03/13/27), (3-mo. SOFR + 1.808%)(b)	828	780,829

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.18%, 12/09/25 (Call 12/09/24), (1-day SOFR + 1.510%)(b)	$535	$521,497
4.29%, 09/12/26 (Call 09/12/25), (3-mo. SOFR + 1.609%)(b)	845	816,397
4.30%, 03/08/26	1,037	1,006,025
4.58%, 06/19/29 (Call 06/19/28), (3-mo. SOFR + 1.796%)(b)	963	909,621
4.76%, 06/09/28 (Call 06/09/27), (1-day SOFR + 2.110%)(b)	730	703,472
4.95%, 03/31/30	888	868,437
5.21%, 08/11/28 (Call 08/11/27), (1-day SOFR + 2.610%)(b)	615	602,497
5.40%, 08/11/33 (Call 08/11/32), (1-day SOFR + 2.870%)(b)	676	659,174
6.10%, 01/14/42(a)	275	294,676
6.16%, 03/09/29 (Call 03/09/28), (1-day SOFR + 1.970%)(b)	525	531,893
6.25%, 03/09/34 (Call 03/09/33), (1-day SOFR + 2.390%)(b)	915	943,054
6.33%, 03/09/44 (Call 03/09/43), (1-day SOFR + 2.650%)(b)	1,030	1,076,813
7.34%, 11/03/26 (Call 11/03/25), (1-day SOFR + 3.030%)(a)(b)	690	713,260
7.39%, 11/03/28 (Call 11/03/27), (1-day SOFR + 3.350%)(b)	705	744,889
HSBC USA Inc., 5.63%, 03/17/25	265	265,029
Huntington National Bank (The)
4.55%, 05/17/28 (Call 05/17/27), (1-day SOFR + 1.650%)(b)	285	270,804
5.65%, 01/10/30 (Call 11/10/29)	285	279,893
5.70%, 11/18/25 (Call 11/18/24), (1-day SOFR + 1.215%)(b)	340	334,472
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (1-day SOFR + 1.005%)(b)	855	767,217
2.73%, 04/01/32 (Call 04/01/31), (1-day SOFR + 1.316%)(b)	238	196,750
3.87%, 03/28/26 (Call 03/28/25), (1-day SOFR + 1.640%)(b)	335	323,550
3.95%, 03/29/27	500	477,610
4.02%, 03/28/28 (Call 03/28/27), (1-day SOFR + 1.830%)(b)	440	415,444
4.05%, 04/09/29(a)	340	318,182
4.25%, 03/28/33 (Call 03/28/32), (1-day SOFR + 2.070%)(b)	260	237,247
4.55%, 10/02/28	250	241,043
JPMorgan Chase & Co.
0.77%, 08/09/25 (Call 08/09/24), (1-day SOFR + 0.490%)(b)	90	85,189
1.04%, 02/04/27 (Call 02/04/26), (3-mo. SOFR + 0.695%)(b)	180	160,627
1.05%, 11/19/26 (Call 11/19/25), (1-day SOFR + 0.800%)(b)	500	451,465
1.47%, 09/22/27 (Call 09/22/26), (1-day SOFR + 0.765%)(b)	455	402,725
1.56%, 12/10/25 (Call 12/10/24), (1-day SOFR + 0.605%)(b)	440	415,065
1.58%, 04/22/27 (Call 04/22/26), (1-day SOFR + 0.885%)(b)	605	544,724
Security	Par (000)	Value

Banks (continued)
1.76%, 11/19/31 (Call 11/19/30), (3-mo. SOFR + 1.105%)(b)	$260	$205,322
1.95%, 02/04/32 (Call 02/04/31), (1-day SOFR + 1.065%)(b)	649	516,448
2.01%, 03/13/26 (Call 03/13/25), (3-mo. SOFR + 1.585%)(b)	445	419,884
2.07%, 06/01/29 (Call 06/01/28), (1-day SOFR + 1.015%)(b)	485	418,167
2.08%, 04/22/26 (Call 04/22/25), (1-day SOFR + 1.850%)(b)	715	673,151
2.18%, 06/01/28 (Call 06/01/27), (1-day SOFR + 1.890%)(b)	311	277,017
2.30%, 10/15/25 (Call 10/15/24), (1-day SOFR + 1.160%)(b)	415	397,674
2.52%, 04/22/31 (Call 04/22/30), (1-day SOFR + 2.040%)(b)	510	431,649
2.53%, 11/19/41 (Call 11/19/40), (3-mo. SOFR + 1.510%)(b)	395	272,554
2.55%, 11/08/32 (Call 11/08/31), (1-day SOFR + 1.180%)(b)	585	480,864
2.58%, 04/22/32 (Call 04/22/31), (3-mo. SOFR + 1.250%)(b)	610	506,111
2.60%, 02/24/26 (Call 02/24/25), (1-day SOFR + 0.915%)(b)	330	315,054
2.74%, 10/15/30 (Call 10/15/29), (3-mo. SOFR + 1.510%)(b)	565	490,239
2.95%, 10/01/26 (Call 07/01/26)(a)	687	643,815
2.95%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.170%)(b)	360	331,481
2.96%, 05/13/31 (Call 05/13/30), (3-mo. SOFR + 2.515%)(b)	531	456,256
2.96%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.260%)(b)	620	522,951
3.11%, 04/22/41 (Call 04/22/40), (3-mo. SOFR + 2.460%)(b)	320	243,021
3.11%, 04/22/51 (Call 04/22/50), (1-day SOFR + 2.440%)(b)	570	400,795
3.13%, 01/23/25 (Call 10/23/24)	605	585,815
3.16%, 04/22/42 (Call 04/22/41), (1-day SOFR + 2.460%)(b)	290	219,704
3.20%, 06/15/26 (Call 03/15/26)(a)	660	627,238
3.30%, 04/01/26 (Call 01/01/26)	673	641,409
3.33%, 04/22/52 (Call 04/22/51), (1-day SOFR + 1.580%)(b)	765	562,489
3.51%, 01/23/29 (Call 01/23/28), (3-mo. SOFR + 1.206%)(b)	445	413,285
3.54%, 05/01/28 (Call 05/01/27), (3-mo. SOFR + 1.642%)(b)	483	452,035
3.63%, 12/01/27 (Call 12/01/26)(a)	387	365,522
3.70%, 05/06/30 (Call 05/06/29), (3-mo. SOFR + 1.422%)(b)	476	437,587
3.78%, 02/01/28 (Call 02/01/27), (3-mo. SOFR + 1.599%)(b)	554	525,497
3.88%, 09/10/24	480	470,453
3.88%, 07/24/38 (Call 07/24/37), (3-mo. SOFR + 1.622%)(b)	471	406,562
3.90%, 07/15/25 (Call 04/15/25)	527	514,326
3.90%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.482%)(b)	340	276,247

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.96%, 01/29/27 (Call 01/29/26), (3-mo. SOFR + 1.506%)(b)	$310	$299,283
3.96%, 11/15/48 (Call 11/15/47), (3-mo. SOFR + 1.642%)(b)	795	652,456
4.01%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.382%)(b)	445	421,077
4.03%, 07/24/48 (Call 07/24/47), (3-mo. SOFR + 1.722%)(b)	293	243,269
4.08%, 04/26/26 (Call 04/26/25), (1-day SOFR + 1.320%)(b)	515	503,346
4.13%, 12/15/26	400	386,204
4.20%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.522%)(b)	485	462,312
4.25%, 10/01/27	255	247,016
4.26%, 02/22/48 (Call 02/22/47), (3-mo. SOFR + 1.842%)(b)	353	305,447
4.32%, 04/26/28 (Call 04/26/27), (1-day SOFR + 1.560%)(b)	960	929,491
4.45%, 12/05/29 (Call 12/05/28), (3-mo. SOFR + 1.592%)(b)	460	442,975
4.49%, 03/24/31 (Call 03/24/30), (3-mo. SOFR + 3.790%)(b)	900	861,462
4.57%, 06/14/30 (Call 06/14/29), (1-day SOFR + 1.750%)(b)	370	356,118
4.59%, 04/26/33 (Call 04/26/32), (1-day SOFR + 1.800%)(b)	570	543,478
4.85%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.990%)(b)	645	636,673
4.85%, 02/01/44	143	138,250
4.91%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.080%)(b)	825	806,231
4.95%, 06/01/45	315	294,245
5.30%, 07/24/29	800	801,744
5.35%, 06/01/34	845	851,101
5.40%, 01/06/42	244	250,852
5.50%, 10/15/40	330	341,860
5.55%, 12/15/25 (Call 12/15/24), (1-day SOFR + 1.070%)(b)	540	538,709
5.60%, 07/15/41	308	321,358
5.63%, 08/16/43(a)	165	169,643
5.72%, 09/14/33 (Call 09/14/32), (1-day SOFR + 2.580%)(a)(b)	705	715,131
6.40%, 05/15/38	362	405,578
7.63%, 10/15/26	190	203,017
8.00%, 04/29/27(a)	209	230,939
KeyBank NA
4.70%, 01/26/26 (Call 12/26/25)	445	424,606
5.00%, 01/26/33 (Call 10/26/32)	275	247,907
KeyBank NA/Cleveland OH
3.30%, 06/01/25	307	289,572
4.15%, 08/08/25	260	246,483
5.85%, 11/15/27 (Call 10/16/27)(a)	320	313,555
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26), (1-year CMT + 0.850%)(b)	405	359,944
2.44%, 02/05/26 (Call 02/05/25), (1-year CMT + 1.000%)(b)	425	401,986
3.51%, 03/18/26 (Call 03/18/25), (1-year CMT + 1.600%)(b)	465	445,647

Security	Par (000)	Value

Banks (continued)
3.57%, 11/07/28 (Call 11/07/27), (3-mo. LIBOR US + 1.205%)(b)	$635	$579,164
3.75%, 01/11/27	505	477,881
3.75%, 03/18/28 (Call 03/18/27), (1-year CMT + 1.800%)(b)	440	411,105
4.38%, 03/22/28	410	390,258
4.45%, 05/08/25	695	677,827
4.55%, 08/16/28	335	317,262
4.72%, 08/11/26 (Call 08/11/25), (1-year CMT + 1.750%)(b)	435	425,952
4.98%, 08/11/33 (Call 08/11/32), (1-year CMT + 2.300%)(b)	355	333,061
5.87%, 03/06/29 (Call 03/06/28), (1-year CMT + 1.700%)(b)	295	294,295
M&T Bank Corp.
4.55%, 08/16/28 (Call 08/16/27), (1-day SOFR + 1.780%)(b)	180	170,519
5.05%, 01/27/34 (Call 01/27/33), (1-day SOFR + 1.850%)(b)	345	324,683
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	55	52,194
3.40%, 08/17/27	255	225,446
4.65%, 01/27/26 (Call 12/27/25)	300	289,632
4.70%, 01/27/28 (Call 12/27/27)	290	277,794
5.40%, 11/21/25 (Call 10/21/25)	300	294,753
Mitsubishi UFJ Financial Group Inc.
0.96%, 10/11/25 (Call 10/11/24), (1-year CMT + 0.450%)(b)	335	314,444
1.41%, 07/17/25	625	575,875
1.54%, 07/20/27 (Call 07/20/26), (1-year CMT + 0.750%)(b)	800	712,048
1.64%, 10/13/27 (Call 10/13/26), (1-year CMT + 0.670%)(b)	480	424,253
2.05%, 07/17/30	320	258,963
2.19%, 02/25/25	840	795,413
2.31%, 07/20/32 (Call 07/20/31), (1-year CMT + 0.950%)(b)	700	558,103
2.34%, 01/19/28 (Call 01/19/27), (1-year CMT + 0.830%)(b)	630	565,639
2.49%, 10/13/32 (Call 10/13/31), (1-year CMT + 0.970%)(b)	280	225,117
2.56%, 02/25/30	414	350,410
2.76%, 09/13/26	255	234,855
2.85%, 01/19/33 (Call 01/19/32), (1-year CMT + 1.100%)(b)	515	423,793
3.20%, 07/18/29	410	364,051
3.29%, 07/25/27	347	322,568
3.68%, 02/22/27	442	423,838
3.74%, 03/07/29	555	513,375
3.75%, 07/18/39	755	637,039
3.78%, 03/02/25	194	188,351
3.84%, 04/17/26 (Call 04/17/25), (1-year CMT + 1.125%)(b)	205	198,110
3.85%, 03/01/26	615	590,388
3.96%, 03/02/28(a)	457	435,571
4.05%, 09/11/28	361	344,340
4.08%, 04/19/28 (Call 04/19/27), (1-year CMT + 1.300%)(b)	320	304,352
4.15%, 03/07/39	12	10,625
4.29%, 07/26/38(a)	10	8,825

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.32%, 04/19/33 (Call 04/19/32), (1-year CMT + 1.550%)(b)	$215	$198,497
5.02%, 07/20/28 (Call 07/20/27), (1-year CMT + 1.950%)(b)	525	515,545
5.06%, 09/12/25 (Call 09/12/24), (1-year CMT + 1.550%)(b)	615	608,758
5.13%, 07/20/33 (Call 07/20/32), (1-year CMT + 2.125%)(b)	555	543,622
5.24%, 04/19/29	210	207,339
5.35%, 09/13/28 (Call 09/13/27), (1-year CMT + 1.900%)(b)	575	572,096
5.41%, 04/19/34	140	139,210
5.42%, 02/22/29 (Call 02/22/28), (1-year CMT + 1.380%)(b)	310	309,451
5.44%, 02/22/34 (Call 02/22/33), (1-year CMT + 1.630%)(b)	280	279,252
5.47%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.125%)(b)	340	339,973
5.48%, 02/22/31 (Call 02/22/30), (1-year CMT + 1.530%)(b)	375	373,005
5.54%, 04/17/26 (Call 04/17/25), (1-year CMT + 1.500%)(b)	270	268,877
5.72%, 02/20/26 (Call 02/20/25), (1-year CMT + 1.080%)(b)	345	343,982
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26), (1-year CMT + 0.670%)(b)	415	366,354
1.55%, 07/09/27 (Call 07/09/26), (1-year CMT + 0.750%)(b)	370	327,975
1.98%, 09/08/31 (Call 09/08/30), (3-mo. SOFR + 1.532%)(b)	270	211,823
2.17%, 05/22/32 (Call 05/22/31), (1-year CMT + 0.870%)(b)	230	179,322
2.20%, 07/10/31 (Call 07/10/30), (3-mo. SOFR + 1.772%)(b)	275	219,772
2.23%, 05/25/26 (Call 05/25/25), (3-mo. SOFR + 1.092%)(a)(b)	225	209,840
2.26%, 07/09/32 (Call 07/09/31), (1-year CMT + 0.900%)(b)	220	172,511
2.56%, 09/13/25 (Call 09/13/24), (3-mo. SOFR + 1.362%)(b)	175	167,766
2.59%, 05/25/31 (Call 05/25/30), (3-mo. SOFR + 1.332%)(b)	205	169,426
2.65%, 05/22/26 (Call 05/22/25), (1-year CMT + 0.900%)(b)	260	244,475
2.84%, 09/13/26(a)	375	344,505
2.87%, 09/13/30 (Call 09/13/29), (3-mo. SOFR + 1.572%)(b)	240	204,283
3.15%, 07/16/30 (Call 07/16/29), (3-mo. SOFR + 1.392%)(b)	235	204,241
3.17%, 09/11/27	396	363,164
3.26%, 05/22/30 (Call 05/22/29), (1-year CMT + 1.250%)(b)	215	189,413
3.66%, 02/28/27	222	209,419
4.02%, 03/05/28	410	387,056
4.25%, 09/11/29 (Call 09/11/28), (3-mo. SOFR + 1.532%)(b)	295	276,220
5.41%, 09/13/28 (Call 09/13/27), (1-year CMT + 2.050%)(b)	320	318,125

Security	Par (000)	Value

Banks (continued)
5.67%, 05/27/29 (Call 05/27/28), (1-year CMT + 1.500%)(b)	$150	$150,120
5.67%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.400%)(b)	270	271,318
5.74%, 05/27/31 (Call 05/27/30), (1-year CMT + 1.650%)(b)	225	225,032
5.75%, 05/27/34 (Call 05/27/33), (1-year CMT + 1.800%)(b)	295	297,493
5.75%, 07/06/34 (Call 07/06/33), 1-year CMT + 1.900%)(b)	435	436,992
5.78%, 07/06/29 (Call 07/06/28), (1-year CMT + 1.650%)(b)	400	401,772
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25), (1-day SOFR + 0.720%)(b)	802	717,541
1.16%, 10/21/25 (Call 10/21/24), (1-day SOFR + 0.560%)(b)	840	789,659
1.51%, 07/20/27 (Call 07/20/26), (1-day SOFR + 0.858%)(b)	807	717,479
1.59%, 05/04/27 (Call 05/04/26), (1-day SOFR + 0.879%)(b)	937	840,817
1.79%, 02/13/32 (Call 02/13/31), (1-day SOFR + 1.034%)(b)	800	621,896
1.93%, 04/28/32 (Call 04/28/31), (1-day SOFR + 1.020%)(b)	603	471,106
2.19%, 04/28/26 (Call 04/28/25), (1-day SOFR + 1.990%)(b)	905	851,795
2.24%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.178%)(b)	1,024	814,541
2.48%, 01/21/28 (Call 01/21/27), (1-day SOFR + 1.000%)(b)	625	565,469
2.51%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.200%)(b)	695	560,497
2.63%, 02/18/26 (Call 02/18/25), (1-day SOFR + 0.940%)(b)	430	409,394
2.70%, 01/22/31 (Call 01/22/30), (1-day SOFR + 1.143%)(b)	931	792,467
2.80%, 01/25/52 (Call 01/25/51), (1-day SOFR + 1.430%)(b)	585	382,140
2.94%, 01/21/33 (Call 01/21/32), (1-day SOFR + 1.290%)(b)	705	586,398
3.13%, 07/27/26	868	816,024
3.22%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.485%)(b)	612	462,495
3.59%, 07/22/28 (Call 07/22/27), (3-mo. LIBOR US + 1.340%)(b)	805	749,133
3.62%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.120%)(b)	725	651,615
3.63%, 01/20/27	863	818,279
3.70%, 10/23/24	708	692,247
3.77%, 01/24/29 (Call 01/24/28), (3-mo. SOFR + 1.402%)(b)	752	703,616
3.88%, 01/27/26	1,016	980,653
3.97%, 07/22/38 (Call 07/22/37), (3-mo. LIBOR US + 1.455%)(b)	664	566,186
4.00%, 07/23/25	892	869,120
4.21%, 04/20/28 (Call 04/20/27), (1-day SOFR + 1.610%)(b)	565	542,762
4.30%, 01/27/45	855	750,647
4.38%, 01/22/47	730	652,197

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.43%, 01/23/30 (Call 01/23/29), (3-mo. SOFR + 1.889%)(b)	$842	$803,655
4.46%, 04/22/39 (Call 04/22/38), (3-mo. SOFR + 1.693%)(b)	210	189,183
4.68%, 07/17/26 (Call 07/17/25), (1-day SOFR + 1.669%)(b)	495	485,674
4.89%, 07/20/33 (Call 07/20/32), (1-day SOFR + 2.076%)(b)	640	614,867
5.05%, 01/28/27 (Call 01/28/26), (1-day SOFR + 1.295%)(b)	505	500,031
5.12%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.730%)(b)	475	469,751
5.16%, 04/20/29 (Call 04/20/28), (1-day SOFR + 1.590%)(b)	300	296,895
5.25%, 04/21/34	960	947,117
5.42%, 07/21/34 (Call 07/21/33), (1-day SOFR + 1.880%)(b)	535	534,775
5.45%, 07/20/29 (Call 07/20/28), (1-day SOFR + 1.630%)(b)	130	130,263
5.60%, 03/24/51 (Call 03/24/50), (1-day SOFR + 4.840%)(b)	716	746,029
6.14%, 10/16/26 (Call 10/16/25), (1-day SOFR + 1.770%)(b)	175	177,088
6.25%, 08/09/26	310	317,341
6.30%, 10/18/28 (Call 10/18/27), (1-day SOFR + 2.240%)(b)	480	496,234
6.34%, 10/18/33 (Call 10/18/32), (1-day SOFR + 2.560%)(b)	920	978,641
6.38%, 07/24/42	562	628,934
7.25%, 04/01/32	336	385,332
Series I, 0.86%, 10/21/25 (Call 10/21/24), (1-day SOFR + 0.745%)(b)	375	351,806
Morgan Stanley Bank NA
4.75%, 04/21/26	340	335,832
5.48%, 07/16/25	370	370,670
National Australia Bank Ltd.
3.91%, 06/09/27	365	349,849
4.90%, 06/13/28	250	248,170
4.94%, 01/12/28	315	313,825
4.97%, 01/12/26	535	532,823
5.20%, 05/13/25	100	99,760
National Australia Bank Ltd./New York
2.50%, 07/12/26	275	256,383
3.38%, 01/14/26	280	268,321
3.50%, 06/09/25	315	305,181
5.13%, 11/22/24	235	234,086
National Bank of Canada
0.75%, 08/06/24	280	264,944
5.25%, 01/17/25	200	199,320
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26), (1-year CMT + 0.900%)(b)	605	536,115
3.07%, 05/22/28 (Call 05/22/27), (1-year CMT + 2.550%)(b)	265	239,192
4.45%, 05/08/30 (Call 05/08/29), (3-mo. LIBOR US + 1.871%)(b)	410	380,423
4.80%, 04/05/26	455	443,338
4.89%, 05/18/29 (Call 05/18/28), (3-mo. LIBOR US + 1.754%)(b)	470	449,132

Security	Par (000)	Value

Banks (continued)
5.08%, 01/27/30 (Call 01/27/29), (3-mo. LIBOR US + 1.905%)(b)	$635	$607,911
5.52%, 09/30/28 (Call 09/30/27), (1-year CMT + 2.270%)(b)	325	319,449
5.81%, 09/13/29 (Call 09/13/28), (1-year CMT + 1.950%)(b)	255	253,506
5.85%, 03/02/27 (Call 03/02/26), (1-year CMT + 1.350%)(b)	320	318,240
6.02%, 03/02/34 (Call 03/02/33), (1-year CMT + 2.100%)(a)(b)	385	388,234
7.47%, 11/10/26 (Call 11/10/25), (1-year CMT + 2.850%)(b)	670	691,192
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)(a)	375	311,153
3.15%, 05/03/29 (Call 02/03/29)	205	187,616
3.65%, 08/03/28 (Call 05/03/28)(a)	215	204,059
3.95%, 10/30/25	680	658,267
4.00%, 05/10/27 (Call 04/10/27)	305	295,145
6.13%, 11/02/32 (Call 08/02/32)(a)	365	380,392
PNC Bank NA
2.70%, 10/22/29(a)	300	253,407
2.95%, 02/23/25 (Call 01/24/25)	355	339,678
3.10%, 10/25/27 (Call 09/25/27)	285	260,969
3.25%, 06/01/25 (Call 05/02/25)	345	330,231
3.25%, 01/22/28 (Call 12/23/27)	210	193,223
3.30%, 10/30/24 (Call 09/30/24)	107	103,900
3.88%, 04/10/25 (Call 03/10/25)	270	261,203
4.05%, 07/26/28	415	383,477
4.20%, 11/01/25 (Call 10/02/25)	200	192,148
2.50%, 08/27/24 (Call 07/27/24)	290	280,120
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)(a)	205	181,724
2.20%, 11/01/24 (Call 10/02/24)	241	230,712
2.31%, 04/23/32 (Call 04/23/31), (1-day SOFR + 0.979%)(a)(b)	353	287,589
2.55%, 01/22/30 (Call 10/24/29)	640	541,466
2.60%, 07/23/26 (Call 05/23/26)	255	236,870
3.15%, 05/19/27 (Call 04/19/27)	240	223,193
3.45%, 04/23/29 (Call 01/23/29)	501	456,922
4.63%, 06/06/33 (Call 06/06/32), (1-day SOFR + 1.850%)(a)(b)	315	288,975
4.76%, 01/26/27 (Call 01/26/26), (1-day SOFR + 1.085%)(b)	275	270,270
5.07%, 01/24/34 (Call 01/24/33), (1-day SOFR + 1.933%)(a)(b)	525	506,819
5.35%, 12/02/28 (Call 12/02/27), (1-day SOFR + 1.630%)(a)(b)	235	233,675
5.58%, 06/12/29	584	584,923
5.67%, 10/28/25 (Call 10/28/24), (1-day SOFR + 1.090%)(b)	195	194,126
5.81%, 06/12/26 (Call 06/12/25), (1-day SOFR + 1.322%)(b)	239	239,306
6.04%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.140%)(b)	635	652,285
Royal Bank of Canada
0.75%, 10/07/24	360	339,793
0.88%, 01/20/26	655	588,059
1.15%, 06/10/25	947	877,092
1.15%, 07/14/26	405	361,560
1.20%, 04/27/26	580	519,877

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.40%, 11/02/26	$420	$372,607
1.60%, 01/21/25	320	302,704
2.05%, 01/21/27	250	225,690
2.25%, 11/01/24	518	497,466
2.30%, 11/03/31	485	393,873
3.38%, 04/14/25	280	270,200
3.63%, 05/04/27	450	426,307
3.88%, 05/04/32	420	384,577
4.24%, 08/03/27	470	454,734
4.65%, 01/27/26	463	453,939
4.88%, 01/12/26	280	277,589
4.90%, 01/12/28	270	266,917
4.95%, 04/25/25	415	410,651
5.00%, 02/01/33	520	510,188
5.00%, 05/02/33	380	371,587
5.20%, 07/20/26	260	259,808
5.20%, 08/01/28	290	289,333
5.66%, 10/25/24	425	425,382
6.00%, 11/01/27	530	545,778
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (1-day SOFR + 0.560%)(a)(b)	100	89,634
2.20%, 02/07/28 (Call 02/07/27), (1-day SOFR + 0.730%)(b)	140	126,858
2.20%, 03/03/31	377	304,967
2.35%, 11/01/25 (Call 11/01/24), (1-day SOFR + 0.940%)(b)	323	309,615
2.40%, 01/24/30	385	330,934
2.62%, 02/07/33 (Call 02/07/32), (1-day SOFR + 1.002%)(b)	340	283,094
2.65%, 05/19/26	75	70,589
3.03%, 11/01/34 (Call 11/01/29), (1-day SOFR + 1.490%)(b)	175	151,295
3.30%, 12/16/24	408	396,335
3.55%, 08/18/25	374	363,909
4.14%, 12/03/29 (Call 12/03/28), (3-mo. SOFR + 1.292%)(a)(b)	170	163,481
4.16%, 08/04/33 (Call 08/04/32), (1-day SOFR + 1.726%)(a)(b)	280	258,499
4.42%, 05/13/33 (Call 05/13/32), (1-day SOFR + 1.605%)(b)	165	155,739
4.82%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.567%)(a)(b)	275	264,011
4.86%, 01/26/26 (Call 01/26/25), (1-day SOFR + 0.604%)(b)	125	123,514
5.10%, 05/18/26 (Call 05/18/25), (1-day SOFR + 1.130%)(b)	740	734,302
5.16%, 05/18/34	220	215,950
5.27%, 08/03/26	100	100,000
5.75%, 11/04/26 (Call 11/04/25), (1-day SOFR + 1.353%)(a)(b)	90	90,655
5.82%, 11/04/28 (Call 11/04/27), (1-day SOFR + 1.715%)(b)	170	173,670
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	200	195,668
3.65%, 07/23/25(a)	55	52,811
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26(a)	315	281,972
1.40%, 09/17/26	695	614,130
1.47%, 07/08/25	815	752,090
Security	Par (000)	Value

Banks (continued)
1.71%, 01/12/31	$205	$158,721
1.90%, 09/17/28	800	672,712
2.13%, 07/08/30	570	462,504
2.17%, 01/14/27	255	228,536
2.22%, 09/17/31(a)	270	214,132
2.30%, 01/12/41	115	77,408
2.35%, 01/15/25	495	471,354
2.45%, 09/27/24	267	256,763
2.47%, 01/14/29	235	201,449
2.63%, 07/14/26	1,019	943,258
2.72%, 09/27/29	225	192,348
2.75%, 01/15/30(a)	430	367,938
3.01%, 10/19/26	520	483,007
3.04%, 07/16/29	724	634,057
3.05%, 01/14/42(a)	90	67,201
3.35%, 10/18/27	295	272,011
3.36%, 07/12/27	514	479,670
3.45%, 01/11/27	407	381,632
3.54%, 01/17/28	305	282,345
3.78%, 03/09/26(a)	84	80,469
3.94%, 07/19/28(a)	291	272,449
4.31%, 10/16/28(a)	215	204,256
5.46%, 01/13/26	155	154,693
5.52%, 01/13/28	610	612,891
5.71%, 01/13/30	350	354,274
5.77%, 01/13/33	810	829,513
5.78%, 07/13/33	200	205,020
5.80%, 07/13/28	200	202,850
5.85%, 07/13/30	220	224,563
5.88%, 07/13/26	215	217,204
Toronto-Dominion Bank (The)
0.70%, 09/10/24	210	198,765
0.75%, 09/11/25	222	201,671
0.75%, 01/06/26	377	337,773
1.15%, 06/12/25	460	425,735
1.20%, 06/03/26	513	457,027
1.25%, 12/13/24	140	132,070
1.25%, 09/10/26	695	616,500
1.45%, 01/10/25	130	122,766
1.95%, 01/12/27	315	284,373
2.00%, 09/10/31	130	103,399
2.45%, 01/12/32	205	167,491
2.80%, 03/10/27	530	487,282
3.20%, 03/10/32	495	426,848
3.63%, 09/15/31 (Call 09/15/26), (5-year USD Swap + 2.205%)(b)	527	490,590
3.77%, 06/06/25	640	621,062
4.11%, 06/08/27(a)	575	552,316
4.29%, 09/13/24	445	438,347
4.46%, 06/08/32	855	804,991
4.69%, 09/15/27	310	304,228
5.10%, 01/09/26	290	289,087
5.16%, 01/10/28	335	333,603
5.52%, 07/17/28	280	282,904
5.53%, 07/17/26	275	276,279
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	435	405,176
2.15%, 12/06/24 (Call 11/05/24)	310	295,216
2.25%, 03/11/30 (Call 12/11/29)	412	328,887

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.64%, 09/17/29 (Call 09/17/24), (5-year CMT + 1.150%)(b)	$322	$298,436
3.30%, 05/15/26 (Call 04/15/26)	260	241,826
3.63%, 09/16/25 (Call 08/16/25)	450	425,628
3.80%, 10/30/26 (Call 09/30/26)	322	297,071
4.05%, 11/03/25 (Call 09/03/25)	229	221,003
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	335	285,008
1.20%, 08/05/25 (Call 07/03/25)(a)	295	269,816
1.27%, 03/02/27 (Call 03/02/26), (1-day SOFR + 0.609%)(a)(b)	332	296,151
1.89%, 06/07/29 (Call 06/07/28), (1-day SOFR + 0.862%)(b)	475	398,107
1.95%, 06/05/30 (Call 03/05/30)(a)	308	245,596
2.50%, 08/01/24 (Call 07/01/24)	230	222,787
2.85%, 10/26/24 (Call 09/26/24)	220	212,104
3.70%, 06/05/25 (Call 05/05/25)	360	347,083
3.88%, 03/19/29 (Call 02/16/29)(a)	228	205,309
4.00%, 05/01/25 (Call 03/01/25)	312	303,099
4.12%, 06/06/28 (Call 06/06/27), (1-day SOFR + 1.368%)(a)(b)	270	256,087
4.26%, 07/28/26 (Call 07/28/25), (1-day SOFR + 1.456%)(b)	270	261,492
4.87%, 01/26/29 (Call 01/26/28), (1-day SOFR + 1.435%)(b)	405	391,590
4.92%, 07/28/33 (Call 07/28/32), (1-day SOFR + 2.240%)(a)(b)	360	329,238
5.12%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.852%)(a)(b)	465	444,619
5.87%, 06/08/34	390	393,311
5.90%, 10/28/26 (Call 10/28/25), (1-day SOFR + 1.626%)(b)	300	300,000
6.05%, 06/08/27	385	385,512
6.12%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.300%)(b)	300	308,121
U.S. Bancorp
4.65%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.230%)(b)	325	311,672
4.84%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.600%)(b)	590	554,588
5.78%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.020%)(b)	425	426,989
5.84%, 06/12/34 (Call 06/10/33), (1-day SOFR + 2.260%)(b)	783	794,158
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)(a)	585	450,181
1.45%, 05/12/25 (Call 04/11/25)(a)	594	555,568
2.22%, 01/27/28 (Call 01/27/27), (1-day SOFR + 0.730%)(b)	440	393,774
2.49%, 11/03/36 (Call 11/03/31), (5-year CMT + 0.950%)(b)	455	341,782
2.68%, 01/27/33 (Call 01/27/32), (1-day SOFR + 1.020%)(b)	320	260,074
3.00%, 07/30/29 (Call 04/30/29)	262	225,653
3.10%, 04/27/26 (Call 03/27/26)(a)	58	54,784
3.60%, 09/11/24 (Call 08/11/24)	367	358,794
3.90%, 04/26/28 (Call 03/24/28)	345	325,932
3.95%, 11/17/25 (Call 10/17/25)	340	329,491
4.55%, 07/22/28 (Call 07/22/27), (1-day SOFR + 1.660%)(b)	635	611,073
Security	Par (000)	Value

Banks (continued)
4.97%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.110%)(b)	$510	$470,526
5.73%, 10/21/26 (Call 10/21/25), (1-day SOFR + 1.430%)(a)(b)	320	321,171
5.85%, 10/21/33 (Call 10/21/32), (1-day SOFR + 2.090%)(b)	390	394,777
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	454	420,522
Series X, 3.15%, 04/27/27 (Call 03/27/27)	524	486,911
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)(a)	322	305,501
2.80%, 01/27/25 (Call 12/27/24)(a)	379	363,328
UBS Group AG
3.75%, 03/26/25	400	387,292
4.55%, 04/17/26	400	387,756
4.88%, 05/15/45	500	449,645
Wachovia Corp., 5.50%, 08/01/35	380	372,332
Wells Fargo & Co.
2.16%, 02/11/26 (Call 02/11/25), (3-mo. SOFR + 1.012%)(b)	860	812,915
2.19%, 04/30/26 (Call 04/30/25), (1-day SOFR + 2.000%)(b)	1,154	1,085,937
2.39%, 06/02/28 (Call 06/02/27), (1-day SOFR + 2.100%)(b)	860	769,339
2.41%, 10/30/25 (Call 10/30/24), (3-mo. SOFR + 1.086%)(a)(b)	850	814,113
2.57%, 02/11/31 (Call 02/11/30), (3-mo. SOFR + 1.262%)(b)	683	577,005
2.88%, 10/30/30 (Call 10/30/29), (3-mo. SOFR + 1.432%)(b)	930	804,701
3.00%, 02/19/25	1,102	1,060,984
3.00%, 04/22/26	769	724,167
3.00%, 10/23/26	910	848,893
3.07%, 04/30/41 (Call 04/30/40), (1-day SOFR + 2.530%)(b)	993	727,760
3.20%, 06/17/27 (Call 06/17/26), (3-mo. SOFR + 1.432%)(b)	687	643,183
3.30%, 09/09/24	670	654,570
3.35%, 03/02/33 (Call 03/02/32), (1-day SOFR + 1.500%)(b)	1,085	931,223
3.53%, 03/24/28 (Call 03/24/27) (1-day SOFR + 1.510%)(b)	1,525	1,424,807
3.55%, 09/29/25	608	584,853
3.58%, 05/22/28 (Call 05/22/27), (3-mo. SOFR + 1.572%)(b)	954	890,769
3.90%, 05/01/45	558	451,734
3.91%, 04/25/26 (Call 04/25/25), (1-day SOFR + 1.320%)(b)	920	890,404
4.10%, 06/03/26	699	671,138
4.15%, 01/24/29 (Call 10/24/28)	820	777,614
4.30%, 07/22/27	711	684,714
4.40%, 06/14/46	525	428,573
4.48%, 04/04/31 (Call 04/04/30), (3-mo. SOFR + 4.032%)(b)	666	631,401
4.54%, 08/15/26 (Call 08/15/25), (1-day SOFR + 1.560%)(b)	410	401,058
4.61%, 04/25/53 (Call 04/25/52), (1-day SOFR + 2.130%)(b)	910	797,915
4.65%, 11/04/44	577	490,473
4.75%, 12/07/46	566	484,621

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.81%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.980%)(b)	$810	$789,871
4.90%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.100%)(b)	1,385	1,326,678
4.90%, 11/17/45	568	499,766
5.01%, 04/04/51 (Call 04/04/50), (3-mo. SOFR + 4.502%)(b)	1,452	1,354,193
5.38%, 11/02/43	400	377,016
5.39%, 04/24/34	1,095	1,086,678
5.56%, 07/25/34 (Call 07/25/33), (1-day SOFR + 1.990%)(b)	920	924,204
5.57%, 07/25/29 (Call 07/25/28), (1-day SOFR + 1.740%)(b)	740	743,545
5.61%, 01/15/44	705	681,946
Wells Fargo Bank NA
5.85%, 02/01/37	410	416,158
5.95%, 08/26/36	260	261,560
6.60%, 01/15/38	473	516,100
Westpac Banking Corp.
1.02%, 11/18/24	560	529,374
1.15%, 06/03/26	505	452,132
1.95%, 11/20/28	670	575,731
2.15%, 06/03/31	285	236,385
2.35%, 02/19/25(a)	363	346,676
2.65%, 01/16/30	265	234,035
2.70%, 08/19/26(a)	380	353,905
2.85%, 05/13/26(a)	585	551,193
3.35%, 03/08/27	355	335,425
3.40%, 01/25/28(a)	340	321,824
3.74%, 08/26/25	193	186,948
4.04%, 08/26/27	305	296,893
5.35%, 10/18/24	72	71,898
5.46%, 11/18/27	455	463,358
		334,028,304

Beverages — 3.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	1,190	1,154,181
4.90%, 02/01/46 (Call 08/01/45)	3,925	3,720,233
Anheuser-Busch InBev Finance Inc.
4.70%, 02/01/36 (Call 08/01/35)	30	29,052
4.90%, 02/01/46 (Call 08/01/45)	225	212,121
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	15	13,858
3.65%, 02/01/26 (Call 11/01/25)	35	33,868
4.35%, 06/01/40 (Call 12/01/39)	200	182,190
4.38%, 04/15/38 (Call 10/15/37)	1,000	926,530
4.44%, 10/06/48 (Call 04/06/48)	515	458,829
4.50%, 06/01/50 (Call 12/01/49)	1,060	964,547
4.60%, 04/15/48 (Call 10/15/47)	1,055	963,067
4.75%, 01/23/29 (Call 10/23/28)	675	672,118
4.75%, 04/15/58 (Call 10/15/57)	200	183,046
5.45%, 01/23/39 (Call 07/23/38)	1,000	1,030,830
5.55%, 01/23/49 (Call 07/23/48)	1,370	1,420,389
5.80%, 01/23/59 (Call 07/23/58)	1,020	1,090,757
8.20%, 01/15/39	145	187,517
Brown-Forman Corp.
4.50%, 07/15/45 (Call 01/15/45)	175	160,841
4.75%, 04/15/33 (Call 01/15/33)(a)	240	240,384
Security	Par (000)	Value

Beverages (continued)
Coca-Cola Co. (The)
1.00%, 03/15/28	$485	$417,376
1.38%, 03/15/31(a)	359	285,233
1.45%, 06/01/27(a)	175	156,531
1.50%, 03/05/28	341	300,162
1.65%, 06/01/30(a)	420	348,781
1.75%, 09/06/24	254	244,841
2.00%, 03/05/31	285	238,933
2.13%, 09/06/29	368	323,498
2.25%, 01/05/32	695	587,400
2.50%, 06/01/40	349	258,250
2.50%, 03/15/51	508	340,136
2.60%, 06/01/50	410	281,563
2.75%, 06/01/60(a)	312	210,694
2.88%, 05/05/41	105	81,374
2.90%, 05/25/27	274	258,516
3.00%, 03/05/51(a)	962	718,835
3.38%, 03/25/27	481	463,641
3.45%, 03/25/30(a)	540	505,678
4.20%, 03/25/50	245	226,988
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	258	201,601
2.75%, 01/22/30 (Call 10/22/29)	320	283,395
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	420	388,265
2.00%, 04/29/30 (Call 01/29/30)	418	350,526
2.13%, 10/24/24 (Call 09/24/24)	260	249,691
2.13%, 04/29/32 (Call 01/29/32)	380	308,340
2.38%, 10/24/29 (Call 07/24/29)	248	216,100
3.88%, 05/18/28 (Call 02/18/28)	110	105,910
3.88%, 04/29/43 (Call 10/29/42)	161	135,071
5.20%, 10/24/25	200	200,380
5.30%, 10/24/27 (Call 09/24/27)	10	10,168
5.50%,01/24/33(Call10/24/32)	160	168,514
5.88%, 09/30/36	224	239,678
Diageo Investment Corp., 4.25%, 05/11/42	183	163,485
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	325	260,650
1.63%, 05/01/30 (Call 02/01/30)	340	281,809
1.95%, 10/21/31 (Call 07/21/31)	425	349,724
2.25%, 03/19/25 (Call 02/19/25)	624	596,956
2.38%, 10/06/26 (Call 07/06/26)	412	387,004
2.63%, 03/19/27 (Call 01/19/27)	200	187,190
2.63%, 07/29/29 (Call 04/29/29)	403	364,066
2.63%, 10/21/41 (Call 04/21/41)	235	175,787
2.75%, 04/30/25 (Call 01/30/25)	434	417,035
2.75%, 03/19/30 (Call 12/19/29)	402	360,369
2.75%, 10/21/51 (Call 04/21/51)	370	260,465
2.85%, 02/24/26 (Call 11/24/25)	415	396,441
2.88%, 10/15/49 (Call 04/15/49)	370	273,448
3.00%, 10/15/27 (Call 07/15/27)	720	681,271
3.45%, 10/06/46 (Call 04/06/46)	346	283,360
3.50%, 07/17/25 (Call 04/17/25)	91	88,439
3.60%, 02/18/28 (Call 01/18/28)	290	279,737
3.63%, 03/19/50 (Call 09/19/49)	244	203,264
3.88%, 03/19/60 (Call 09/19/59)	150	128,054
3.90%, 07/18/32 (Call 04/18/32)	465	446,674
4.00%, 05/02/47 (Call 11/02/46)	210	191,064
4.20%, 07/18/52 (Call 01/18/52)	290	268,511
4.45%, 05/15/28 (Call 04/15/28)(a)	185	185,512

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
4.45%, 02/15/33 (Call 11/15/32)(a)	$310	$311,119
4.45%, 04/14/46 (Call 10/14/45)	100	95,757
4.55%, 02/13/26 (Call 01/13/26)(a)	115	114,611
4.65%, 02/15/53 (Call 08/15/52)	210	208,305
5.50%, 01/15/40	200	215,228
7.00%, 03/01/29	145	162,262
		31,088,024
Chemicals — 0.6%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	345	320,336
1.85%, 05/15/27 (Call 03/15/27)	446	402,243
2.05%, 05/15/30 (Call 02/15/30)	325	276,494
2.70%, 05/15/40 (Call 11/15/39)	292	217,736
2.80%, 05/15/50 (Call 11/15/49)(a)	148	104,911
4.80%, 03/03/33 (Call 12/03/32)	330	332,769
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)(a)	170	133,977
1.65%, 02/01/27 (Call 01/01/27)	255	229,250
2.13%, 02/01/32 (Call 11/01/31)(a)	265	217,920
2.13%, 08/15/50 (Call 02/15/50)(a)	175	102,772
2.70%, 11/01/26 (Call 08/01/26)	515	484,939
2.70%, 12/15/51 (Call 06/15/51)	430	280,988
2.75%, 08/18/55 (Call 02/18/55)	245	155,820
3.25%, 12/01/27 (Call 09/01/27)	237	223,301
4.80%, 03/24/30 (Call 12/24/29)	217	217,141
5.25%, 01/15/28 (Call 12/15/27)(a)	230	234,154
EIDP Inc.
1.70%, 07/15/25 (Call 06/15/25)	311	289,759
2.30%, 07/15/30 (Call 04/15/30)	202	168,422
4.50%, 05/15/26	115	113,040
4.80%, 05/15/33 (Call 02/15/33)(a)	85	82,672
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	290	229,491
3.20%, 01/30/26 (Call 10/30/25)	361	347,629
3.55%, 11/07/42 (Call 05/07/42)(a)	242	195,865
4.70%, 12/05/25 (Call 11/05/25)	295	294,661
		5,656,290
Commercial Services — 1.2%
American University (The), Series 2019, 3.67%, 04/01/49	183	144,544
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	431	346,826
1.70%, 05/15/28 (Call 03/15/28)	457	400,844
3.38%, 09/15/25 (Call 06/15/25)	446	431,790
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50 (Call 03/01/50)(a)	205	146,302
California Institute of Technology, 3.65%, 09/01/2119
(Call 03/01/2119)	195	130,270
Cintas Corp. No. 2
3.70%, 04/01/27 (Call 01/01/27)	363	350,037
4.00%, 05/01/32 (Call 02/01/32)(a)	150	141,759
Duke University, Series 2020, 2.83%, 10/01/55	235	159,469
Ford Foundation (The), Series 2020, 2.82%, 06/01/70
(Call 12/01/69)	290	179,948
George Washington University (The), Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	96	81,158
Leland Stanford Junior University (The), 3.65%, 05/01/48
(Call 11/01/47)	274	231,237
Security	Par (000)	Value

Commercial Services (continued)
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)	$125	$92,071
3.89%, 07/01/2116	163	123,517
4.68%, 07/01/2114	155	143,169
5.60%, 07/01/2111	253	278,953
Series F, 2.99%, 07/01/50 (Call 01/01/50)	265	193,601
Northwestern University, 4.64%, 12/01/44	209	200,341
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	475	445,341
2.30%, 06/01/30 (Call 03/01/30)	175	148,475
2.65%, 10/01/26 (Call 08/01/26)	490	456,151
2.85%, 10/01/29 (Call 07/01/29)	510	454,451
3.25%, 06/01/50 (Call 12/01/49)(a)	315	227,616
3.90%, 06/01/27 (Call 05/01/27)	130	126,174
4.40%, 06/01/32 (Call 03/01/32)(a)	335	323,138
5.05%, 06/01/52 (Call 12/01/51)(a)	465	457,448
5.25%, 06/01/62 (Call 12/01/61)	180	174,483
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	121	79,905
3.15%, 07/15/46 (Call 01/15/46)	284	215,718
3.30%, 07/15/56 (Call 01/15/56)	180	135,729
3.75%, 11/15/52 (Call 05/15/52)	120	100,754
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	340	218,783
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)(a)	135	106,682
2.30%, 08/15/60 (Call 02/15/60)	178	100,561
2.45%, 03/01/27 (Call 02/01/27)	285	263,135
2.50%, 12/01/29 (Call 09/01/29)	275	240,383
2.70%, 03/01/29 (Call 01/01/29)	490	441,103
2.90%, 03/01/32 (Call 12/01/31)	495	427,799
2.95%, 01/22/27 (Call 10/22/26)(a)	318	299,467
3.25%, 12/01/49 (Call 06/01/49)	224	166,452
3.70%, 03/01/52 (Call 09/01/51)	415	334,714
3.90%, 03/01/62 (Call 09/01/61)	130	106,176
4.25%, 05/01/29 (Call 02/01/29)	270	262,777
4.75%, 08/01/28 (Call 05/01/28)(a)	120	119,572
Thomas Jefferson University, 3.85%, 11/01/57
(Call 05/01/57)	145	105,053
Trustees of Princeton University (The)
5.70%, 03/01/39	194	212,395
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)(a)	199	134,100
University of Miami, 4.06%, 04/01/52	240	200,882
University of Southern California
3.03%, 10/01/39	269	216,330
4.98%, 10/01/53	15	15,144
Washington University (The)
3.52%, 04/15/54 (Call 10/15/53)(a)	245	195,485
4.35%, 04/15/2122 (Call 10/15/2121)	145	118,587
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	78	72,651
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)(a)	205	168,592
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)(a)	150	96,848
		11,744,890
Computers — 3.5%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	350	320,831
0.70%, 02/08/26 (Call 01/08/26)	872	787,721
1.13%, 05/11/25 (Call 04/11/25)	767	717,797
1.20%, 02/08/28 (Call 12/08/27)	613	532,035

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
1.25%, 08/20/30 (Call 05/20/30)	$453	$366,405
1.40%, 08/05/28 (Call 06/05/28)	760	657,582
1.65%, 05/11/30 (Call 02/11/30)	651	546,397
1.65%, 02/08/31 (Call 11/08/30)	905	746,372
1.70%, 08/05/31 (Call 05/05/31)	375	307,414
2.05%, 09/11/26 (Call 07/11/26)	685	633,152
2.20%, 09/11/29 (Call 06/11/29)	602	530,362
2.38%, 02/08/41 (Call 08/08/40)	510	370,913
2.40%, 08/20/50 (Call 02/20/50)	355	235,716
2.45%, 08/04/26 (Call 05/04/26)(a)	830	778,000
2.50%, 02/09/25	121	116,561
2.55%, 08/20/60 (Call 02/20/60)(a)	760	494,167
2.65%, 05/11/50 (Call 11/11/49)	835	573,044
2.65%, 02/08/51 (Call 08/08/50)	922	630,676
2.70%, 08/05/51 (Call 02/05/51)	598	413,188
2.80%, 02/08/61 (Call 08/08/60)	525	350,952
2.85%, 08/05/61 (Call 02/05/61)	485	324,344
2.90%, 09/12/27 (Call 06/12/27)	1,000	940,000
2.95%, 09/11/49 (Call 03/11/49)	448	330,669
3.00%, 06/20/27 (Call 03/20/27)	361	342,253
3.00%, 11/13/27 (Call 08/13/27)	604	568,938
3.20%, 05/13/25	708	686,470
3.20%, 05/11/27 (Call 02/11/27)(a)	677	646,609
3.25%, 02/23/26 (Call 11/23/25)	1,141	1,099,593
3.25%, 08/08/29 (Call 06/08/29)	410	384,318
3.35%, 02/09/27 (Call 11/09/26)	773	741,879
3.35%, 08/08/32 (Call 05/08/32)(a)	455	422,695
3.45%, 02/09/45	709	589,541
3.75%, 09/12/47 (Call 03/12/47)	380	325,215
3.75%, 11/13/47 (Call 05/13/47)	407	348,815
3.85%, 05/04/43	897	796,733
3.85%, 08/04/46 (Call 02/04/46)	572	497,955
3.95%, 08/08/52 (Call 02/08/52)	580	508,498
4.00%, 05/10/28	690	677,946
4.10%, 08/08/62 (Call 02/08/62)	345	300,381
4.15%, 05/10/30 (Call 03/10/30)	240	236,755
4.25%, 02/09/47 (Call 08/09/46)(a)	343	323,583
4.30%, 05/10/33	290	288,185
4.38%, 05/13/45	643	605,179
4.45%, 05/06/44(a)	444	430,094
4.50%, 02/23/36 (Call 08/23/35)(a)	393	397,563
4.65%, 02/23/46 (Call 08/23/45)(a)	1,242	1,217,793
4.85%, 05/10/53(a)	400	406,480
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	485	430,384
1.95%, 05/15/30 (Call 02/15/30)	290	239,737
2.20%, 02/09/27 (Call 01/09/27)(a)	280	254,842
2.72%, 02/09/32 (Call 11/09/31)(a)	230	195,827
2.85%, 05/15/40 (Call 11/15/39)	228	165,419
2.95%, 05/15/50 (Call 11/15/49)	215	143,405
3.30%, 05/15/26	1,150	1,097,295
3.30%, 01/27/27	220	208,538
3.43%, 02/09/52 (Call 08/09/51)	230	166,683
3.45%, 02/19/26	498	478,643
3.50%, 05/15/29	1,030	955,191
4.00%, 07/27/25	395	386,598
4.00%, 06/20/42	390	329,367
4.15%, 07/27/27 (Call 06/27/27)	180	175,266
4.15%, 05/15/39	585	510,161
4.25%, 05/15/49	965	821,543
Security	Par (000)	Value

Computers (continued)
4.40%, 07/27/32 (Call 04/27/32)(a)	$325	$311,561
4.50%, 02/06/26	315	310,697
4.50%, 02/06/28 (Call 01/06/28)	285	279,787
4.70%, 02/19/46	225	203,317
4.75%, 02/06/33 (Call 11/06/32)	310	303,974
4.90%, 07/27/52 (Call 01/27/52)	315	294,147
5.10%, 02/06/53 (Call 08/06/52)	225	215,734
5.60%, 11/30/39	259	265,726
5.88%, 11/29/32(a)	192	204,390
7.00%, 10/30/25	289	300,635
		33,796,636
Cosmetics & Personal Care — 1.5%
Colgate-Palmolive Co.
3.10%, 08/15/25	312	301,164
3.10%, 08/15/27 (Call 07/15/27)	320	305,283
3.25%, 08/15/32 (Call 05/15/32)	340	312,151
3.70%, 08/01/47 (Call 02/01/47)	173	147,929
4.00%, 08/15/45	222	200,242
4.60%, 03/01/28 (Call 02/01/28)	95	95,707
4.60%, 03/01/33 (Call 12/01/32)	120	121,495
4.80%, 03/02/26	190	190,713
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	595	487,150
2.00%, 12/01/24 (Call 11/01/24)	222	213,060
2.38%, 12/01/29 (Call 09/01/29)	275	238,106
2.60%, 04/15/30 (Call 01/15/30)	330	288,007
3.13%, 12/01/49 (Call 06/01/49)	274	196,650
3.15%, 03/15/27 (Call 12/15/26)	273	259,790
4.15%, 03/15/47 (Call 09/15/46)	190	164,018
4.38%, 05/15/28 (Call 04/15/28)	80	78,686
Estee Lauder Cos. Inc., 4.65%, 05/15/33
(Call 02/15/33)(a)	250	245,922
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)(c)	870	874,585
5.00%, 03/22/30 (Call 01/22/30)(c)	325	327,415
5.05%, 03/22/28 (Call 02/22/28)(c)	435	438,898
5.05%, 03/22/53 (Call 09/22/52)(c)	430	432,657
5.10%, 03/22/43 (Call 09/22/42)(a)(c)	310	310,660
5.20%, 03/22/63 (Call 09/22/62)(c)	175	176,248
5.35%, 03/22/26 (Call 02/22/26)(c)	120	120,860
5.50%, 03/22/25(c)	90	90,428
Procter & Gamble Co. (The)
0.55%, 10/29/25	467	424,101
1.00%, 04/23/26	420	381,431
1.20%, 10/29/30	595	479,677
1.90%, 02/01/27	425	390,554
1.95%, 04/23/31(a)	260	219,791
2.30%, 02/01/32(a)	345	298,177
2.45%, 11/03/26	371	347,519
2.70%, 02/02/26	314	299,233
2.80%, 03/25/27	252	236,898
2.85%, 08/11/27	258	241,780
3.00%, 03/25/30	625	575,356
3.55%, 03/25/40	145	127,052
3.95%, 01/26/28(a)	260	256,025
4.05%, 01/26/33(a)	520	511,430
4.10%, 01/26/26(a)	420	414,397
5.55%, 03/05/37(a)	40	43,962
Unilever Capital Corp.
0.63%, 08/12/24 (Call 08/16/23)	210	200,006

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
1.38%, 09/14/30 (Call 06/14/30)	$90	$72,197
1.75%, 08/12/31 (Call 05/12/31)	355	286,705
2.00%, 07/28/26(a)	355	328,744
2.13%, 09/06/29 (Call 06/06/29)	390	339,846
2.90%, 05/05/27 (Call 02/05/27)	380	356,330
3.10%, 07/30/25	258	248,895
3.50%, 03/22/28 (Call 12/22/27)	533	511,451
5.90%, 11/15/32	293	319,751
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)(a)	175	118,090
		14,647,222
Distribution & Wholesale — 0.0%
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	184	174,614
4.60%, 06/15/45 (Call 12/15/44)	312	290,223
		464,837
Diversified Financial Services — 3.7%
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	405	362,876
2.25%, 03/04/25 (Call 02/01/25)	625	593,906
2.55%, 03/04/27 (Call 02/01/27)	625	571,312
3.13%, 05/20/26 (Call 04/20/26)(a)	280	266,375
3.30%, 05/03/27 (Call 04/03/27)	549	514,320
3.63%, 12/05/24 (Call 11/04/24)	301	292,837
3.95%, 08/01/25 (Call 07/01/25)	420	407,845
4.05%, 05/03/29 (Call 03/03/29)	320	305,312
4.05%, 12/03/42	234	202,852
4.20%, 11/06/25 (Call 10/06/25)	360	351,493
4.42%, 08/03/33 (Call 08/03/32), (1-day SOFR + 1.760%)(b)	440	414,352
4.90%, 02/13/26 (Call 01/13/26)(a)	595	590,859
4.99%, 05/01/26	600	593,436
4.99%, 05/26/33 (Call 02/26/32), (1-day SOFR + 2.255%)(b)	310	297,507
5.04%, 05/01/34	445	436,567
5.28%, 07/27/29 (Call 07/27/28), (1-day SOFR + 1.280%)(b)	665	664,182
5.39%, 07/28/27 (Call 07/28/26), (1-day SOFR + 0.970%)(b)	105	104,960
5.85%, 11/05/27 (Call 10/05/27)	510	524,356
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	300	280,323
3.00%, 04/02/25 (Call 03/02/25)(a)	285	273,700
3.70%, 10/15/24	385	376,291
4.50%, 05/13/32 (Call 02/13/32)(a)	170	162,357
5.15%, 05/15/33 (Call 02/15/33)	285	282,578
Brookfield Capital Finance LLC, 6.09%, 06/14/33
(Call 03/14/33)	75	76,083
Brookfield Finance Inc.
2.34%, 01/30/32 (Call 10/30/31)	165	128,806
2.72%, 04/15/31 (Call 01/15/31)	345	283,097
3.50%, 03/30/51 (Call 09/30/50)(a)	248	166,631
3.90%, 01/25/28 (Call 10/25/27)	331	310,164
4.25%, 06/02/26 (Call 03/02/26)	166	160,150
4.35%, 04/15/30 (Call 01/15/30)	271	251,442
4.70%, 09/20/47 (Call 03/20/47)(a)	317	268,933
4.85%, 03/29/29 (Call 12/29/28)	340	327,984
Brookfield Finance LLC, 3.45%, 04/15/50
(Call 10/15/49)	184	122,086
Security	Par (000)	Value

Diversified Financial Services (continued)
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	$150	$118,847
3.65%, 01/12/27 (Call 10/12/26)	384	368,521
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	256	227,546
1.15%, 05/13/26 (Call 04/13/26)(a)	575	511,555
1.65%, 03/11/31 (Call 12/11/30)(a)	260	201,219
1.95%, 12/01/31 (Call 09/01/31)	295	229,463
2.00%, 03/20/28 (Call 01/20/28)	411	356,806
2.30%, 05/13/31 (Call 02/13/31)	295	238,395
2.45%, 03/03/27 (Call 02/03/27)(a)	460	415,835
2.90%, 03/03/32 (Call 12/03/31)(a)	360	301,316
3.20%, 03/02/27 (Call 12/02/26)	310	288,607
3.20%, 01/25/28 (Call 10/25/27)(a)	120	109,897
3.25%, 05/22/29 (Call 02/22/29)	211	189,020
3.30%, 04/01/27 (Call 01/01/27)(a)	153	143,393
3.85%, 05/21/25 (Call 03/21/25)(a)	221	214,171
4.00%, 02/01/29 (Call 11/01/28)(a)	217	206,202
4.20%, 03/24/25 (Call 02/24/25)	233	227,911
4.63%, 03/22/30 (Call 12/22/29)(a)	176	172,427
5.64%, 05/19/29 (Call 05/19/28), (1-day SOFR + 2.210%)(b)	230	232,022
5.85%, 05/19/34 (Call 05/19/33),
(1-day SOFR +2.500%)(b)	400	411,684
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	310	264,201
3.00%, 03/15/25 (Call 12/15/24)	797	770,316
3.75%, 06/15/28 (Call 03/15/28)(a)	187	180,476
4.15%, 06/15/48 (Call 12/15/47)(a)	215	194,205
5.30%, 09/15/43 (Call 03/15/43)	237	244,721
Credit Suisse USA Inc., 7.13%, 07/15/32	176	195,203
Franklin Resources Inc., 1.60%, 10/30/30
(Call 07/30/30)	125	98,609
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	560	431,306
2.10%, 06/15/30 (Call 03/15/30)	630	526,522
2.65%, 09/15/40 (Call 03/15/40)(a)	455	322,768
3.00%, 06/15/50 (Call 12/15/49)	235	161,981
3.00%, 09/15/60 (Call 03/15/60)	385	246,658
3.10%, 09/15/27 (Call 06/15/27)(a)	340	317,910
3.65%, 05/23/25	440	429,722
3.75%, 12/01/25 (Call 09/01/25)	570	553,521
3.75%, 09/21/28 (Call 06/21/28)(a)	175	166,630
4.00%, 09/15/27 (Call 08/15/27)(a)	555	538,017
4.25%, 09/21/48 (Call 03/21/48)	510	442,706
4.35%, 06/15/29 (Call 04/15/29)	280	272,667
4.60%, 03/15/33 (Call 12/15/32)(a)	545	527,407
4.95%, 06/15/52 (Call 12/15/51)	575	551,172
5.20%, 06/15/62 (Call 12/15/61)(a)	405	397,240
Invesco Finance PLC, 3.75%, 01/15/26	262	252,864
Legg Mason Inc., 5.63%, 01/15/44	198	193,286
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	295	244,219
2.00%, 03/03/25 (Call 02/03/25)(a)	286	272,750
2.00%, 11/18/31 (Call 08/18/31)	200	165,138
2.95%, 11/21/26 (Call 08/21/26)	311	294,240
2.95%, 06/01/29 (Call 03/01/29)	436	399,184
2.95%, 03/15/51 (Call 09/15/50)	218	157,520
3.30%, 03/26/27 (Call 01/26/27)	435	415,999
3.35%, 03/26/30 (Call 12/26/29)	497	461,136

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.50%, 02/26/28 (Call 11/26/27)(a)	$160	$152,966
3.65%, 06/01/49 (Call 12/01/48)	295	243,593
3.80%, 11/21/46 (Call 05/21/46)(a)	226	191,097
3.85%, 03/26/50 (Call 09/26/49)(a)	396	338,041
3.95%, 02/26/48 (Call 08/26/47)	200	174,540
4.85%, 03/09/33 (Call 12/09/32)	215	218,778
4.88%, 03/09/28 (Call 02/09/28)	220	222,394
ORIX Corp.
2.25%, 03/09/31(a)	170	138,978
3.25%, 12/04/24	326	314,068
3.70%, 07/18/27	210	198,047
4.00%, 04/13/32	105	96,273
5.00%, 09/13/27	165	163,588
5.20%, 09/13/32(a)	185	186,465
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	250	187,415
4.65%, 04/01/30 (Call 01/01/30)(a)	195	190,821
4.95%, 07/15/46	325	292,052
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)(a)	197	171,071
1.10%, 02/15/31 (Call 11/15/30)	420	329,414
1.90%, 04/15/27 (Call 02/15/27)(a)	581	528,356
2.00%, 08/15/50 (Call 02/15/50)(a)	763	461,951
2.05%, 04/15/30 (Call 01/15/30)	593	505,663
2.70%, 04/15/40 (Call 10/15/39)	331	252,371
2.75%, 09/15/27 (Call 06/15/27)	297	276,160
3.15%, 12/14/25 (Call 09/14/25)	1,341	1,286,287
3.65%, 09/15/47 (Call 03/15/47)	268	223,684
4.15%, 12/14/35 (Call 06/14/35)	522	496,678
4.30%, 12/14/45 (Call 06/14/45)	1,176	1,090,470
		35,752,324
Electric 6.0%
AEP Transmission Co. LLC
3.75%, 12/01/47 (Call 06/01/47)	265	212,119
4.50%, 06/15/52 (Call 12/01/51)	190	170,276
5.40%, 03/15/53 (Call 09/15/52)	80	82,493
Series M, 3.65%, 04/01/50 (Call 10/01/49)	210	163,907
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)(a)	205	137,793
3.05%, 03/15/32 (Call 12/15/31)	80	69,604
3.13%, 07/15/51 (Call 01/15/51)	210	144,014
3.45%, 10/01/49 (Call 04/01/49)	200	146,968
3.75%, 09/01/27 (Call 08/01/27)	235	225,059
3.75%, 03/01/45 (Call 09/01/44)	263	206,671
6.00%, 03/01/39	137	143,368
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	245	193,702
Series A, 4.30%, 07/15/48 (Call 01/15/48)	187	159,202
Series B, 3.70%, 12/01/47 (Call 06/01/47)	204	158,541
Ameren Illinois Co.
3.70%, 12/01/47 (Call 06/01/47)	146	116,206
3.85%, 09/01/32 (Call 06/01/32)	165	150,853
4.50%, 03/15/49 (Call 09/15/48)	170	152,209
4.95%, 06/01/33(a)	260	258,115
Appalachian Power Co.
4.50%, 08/01/32 (Call 05/01/32)	135	126,963
7.00%, 04/01/38	243	272,952
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	144	120,673
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	178	132,154
Arizona Public Service Co.
3.35%, 05/15/50 (Call 11/15/49)	214	147,151
Security	Par (000)	Value

Electric (continued)
4.35%, 11/15/45 (Call 05/15/45)	$135	$108,108
5.55%, 08/01/33	145	145,299
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	253	208,945
3.50%, 08/15/46 (Call 02/15/46)	203	151,345
4.55%, 06/01/52 (Call 12/01/51)	178	158,262
Baltimore Gas and Electric Co., 5.40%, 06/01/53
(Call 12/01/52)	275	279,931
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)(a)	160	124,542
2.85%, 05/15/51 (Call 11/15/50)	430	277,023
3.25%, 04/15/28 (Call 01/15/28)	229	211,715
3.70%, 07/15/30 (Call 04/15/30)	250	230,062
3.80%, 07/15/48 (Call 01/15/48)	270	206,833
4.05%, 04/15/25 (Call 03/15/25)	65	63,650
4.25%, 10/15/50 (Call 04/15/50)	310	250,700
4.45%, 01/15/49 (Call 07/15/48)	287	243,502
4.50%, 02/01/45 (Call 08/01/44)	272	233,977
4.60%, 05/01/53 (Call 11/01/52)(a)	265	225,046
5.15%, 11/15/43 (Call 05/15/43)	240	225,286
5.95%, 05/15/37	190	195,177
6.13%, 04/01/36	631	664,430
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	110	86,213
3.60%, 03/01/52 (Call 09/01/51)	255	196,059
4.50%, 04/01/44 (Call 10/01/43)	269	238,869
4.95%, 04/01/33 (Call 01/01/33)	305	304,183
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	223	191,903
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	83	61,602
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	245	235,541
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	356	333,853
3.00%, 03/01/50 (Call 09/01/49)	215	147,036
3.65%, 06/15/46 (Call 12/15/45)	267	206,655
3.70%, 08/15/28 (Call 05/15/28)	198	187,700
4.00%, 03/01/48 (Call 09/01/47)	250	207,610
5.30%, 02/01/53 (Call 08/01/52)	155	156,758
5.90%, 03/15/36	55	57,245
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	246	194,660
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	251	175,703
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	275	230,535
5.25%, 01/15/53 (Call 07/15/52)	195	196,287
Series A, 3.20%, 03/15/27 (Call 12/15/26)	50	47,088
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)(a)	375	313,136
3.20%, 12/01/51 (Call 06/01/51)	280	193,404
3.60%, 06/15/61 (Call 12/15/60)	275	197,722
3.70%, 11/15/59 (Call 05/15/59)(a)	205	148,440
3.85%, 06/15/46 (Call 12/15/45)	265	206,027
3.95%, 03/01/43 (Call 09/01/42)	247	202,251
4.45%, 03/15/44 (Call 09/15/43)	338	293,729
4.50%, 12/01/45 (Call 06/01/45)	223	193,573
4.50%, 05/15/58 (Call 11/15/57)	210	175,942
4.63%, 12/01/54 (Call 06/01/54)	218	190,155
5.20%, 03/01/33 (Call 12/01/32)(a)	210	212,327
6.15%, 11/15/52 (Call 05/15/52)	265	291,089
Series 07-A, 6.30%, 08/15/37	152	162,550
Series 08-B, 6.75%, 04/01/38	131	145,338
Series 09-C, 5.50%, 12/01/39	201	197,316

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)(a)	$200	$157,844
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	378	343,330
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	269	218,415
Series A, 4.13%, 05/15/49 (Call 11/15/48)	288	233,793
Series C, 3.00%, 12/01/60 (Call 06/01/60)	110	69,226
Series C, 4.30%, 12/01/56 (Call 06/01/56)	185	152,322
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	210	202,371
Series E, 4.65%, 12/01/48 (Call 06/01/48)	112	98,781
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)(a)	118	66,796
3.10%, 08/15/50 (Call 02/15/50)(a)	235	165,198
3.50%, 08/01/51 (Call 02/01/51)	192	144,885
4.05%, 05/15/48 (Call 11/15/47)	135	113,183
4.35%, 04/15/49 (Call 10/15/48)	188	164,353
4.63%, 05/15/33 (Call 11/15/32)	445	434,298
4.90%, 02/15/29	100	99,958
Dominion Energy South Carolina Inc.
5.10%, 06/01/65 (Call 12/01/64)	119	114,009
6.05%, 01/15/38	155	163,660
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)(a)	233	199,336
2.95%, 03/01/50 (Call 09/01/49)	187	126,666
3.70%, 03/15/45 (Call 09/15/44)	176	138,845
3.95%, 03/01/49 (Call 09/01/48)	255	208,901
5.20%, 04/01/33 (Call 01/01/33)	235	238,194
5.40%, 04/01/53 (Call 10/01/52)(a)	230	236,714
Series A, 1.90%, 04/01/28 (Call 02/01/28)	213	187,201
Series A, 3.00%, 03/01/32 (Call 12/01/31)	190	163,976
Series A, 4.05%, 05/15/48 (Call 11/15/47)	155	129,400
Series C, 2.63%, 03/01/31 (Call 12/01/30)	230	198,587
Duke Energy Carolinas LLC
2.45%, 02/01/30 (Call 11/01/29)(a)	290	249,446
2.55%, 04/15/31 (Call 01/15/31)	169	143,875
2.85%, 03/15/32 (Call 12/15/31)	110	93,289
2.95%, 12/01/26 (Call 09/01/26)(a)	235	221,901
3.20%, 08/15/49 (Call 02/15/49)	205	145,540
3.55%, 03/15/52 (Call 09/15/51)	235	176,638
3.70%, 12/01/47 (Call 06/01/47)	215	167,453
3.75%, 06/01/45 (Call 12/01/44)	197	154,324
3.88%, 03/15/46 (Call 09/15/45)	180	142,848
3.95%, 11/15/28 (Call 08/15/28)	165	157,789
3.95%, 03/15/48 (Call 09/15/47)	247	199,539
4.00%, 09/30/42 (Call 03/30/42)	220	182,116
4.25%, 12/15/41 (Call 06/15/41)	221	189,969
4.95%, 01/15/33 (Call 10/15/32)	550	548,097
5.30%, 02/15/40	236	234,973
5.35%, 01/15/53 (Call 07/15/52)	165	165,622
5.40%, 01/15/54	132	133,486
6.00%, 01/15/38	132	138,374
6.05%, 04/15/38	240	252,768
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	225	183,170
2.40%, 12/15/31 (Call 09/15/31)	265	218,734
2.50%, 12/01/29 (Call 09/01/29)	220	191,677
3.00%, 12/15/51 (Call 06/15/51)	305	207,452
3.20%, 01/15/27 (Call 10/15/26)	227	215,198
3.40%, 10/01/46 (Call 04/01/46)	220	162,736
3.80%, 07/15/28 (Call 04/15/28)(a)	195	185,936
5.95%, 11/15/52 (Call 05/15/52)	35	37,763
6.35%, 09/15/37	60	65,115
Security	Par (000)	Value

Electric (continued)
6.40%, 06/15/38(a)	$265	$290,602
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	335	212,072
3.75%, 05/15/46 (Call 11/15/45)	220	168,703
5.40%, 04/01/53 (Call 10/01/52)	165	165,485
6.35%, 08/15/38	186	200,817
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	300	210,492
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	145	116,838
2.50%, 08/15/50 (Call 02/15/50)	213	131,585
3.25%, 08/15/25 (Call 05/15/25)	190	183,063
3.40%, 04/01/32 (Call 01/01/32)	200	177,734
3.45%, 03/15/29 (Call 12/15/28)	445	411,669
3.60%, 09/15/47 (Call 03/15/47)	140	106,497
3.70%, 09/01/28 (Call 06/01/28)	199	187,788
4.10%, 05/15/42 (Call 11/15/41)	190	160,607
4.10%, 03/15/43 (Call 09/15/42)	186	155,455
4.15%, 12/01/44 (Call 06/01/44)	175	146,240
4.20%, 08/15/45 (Call 02/15/45)	205	169,763
5.25%, 03/15/33 (Call 12/15/32)	80	81,096
5.35%, 03/15/53 (Call 09/15/52)	150	150,328
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	322	199,724
3.50%, 04/01/26 (Call 01/01/26)	400	384,600
4.20%, 04/01/49 (Call 10/01/48)	115	95,222
Entergy Louisiana LLC
2.35%, 06/15/32 (Call 03/15/32)	150	120,347
2.90%, 03/15/51 (Call 09/15/50)	245	159,216
3.10%, 06/15/41 (Call 12/15/40)(a)	80	59,916
4.00%, 03/15/33 (Call 12/15/32)	207	188,053
4.20%, 09/01/48 (Call 03/01/48)	273	226,713
4.20%, 04/01/50 (Call 10/01/49)	258	214,192
4.75%, 09/15/52 (Call 03/15/52)	200	181,170
Entergy Texas Inc., 1.75%, 03/15/31 (Call 12/15/30)	230	182,507
Evergy Kansas Central Inc.
3.45%, 04/15/50 (Call 10/15/49)	160	116,950
4.13%, 03/01/42 (Call 09/01/41)	186	154,931
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	435	365,113
2.85%, 04/01/25 (Call 03/01/25)	508	490,002
2.88%, 12/04/51 (Call 06/04/51)	310	211,705
3.13%, 12/01/25 (Call 06/01/25)	241	231,372
3.15%, 10/01/49 (Call 04/01/49)	299	215,534
3.70%, 12/01/47 (Call 06/01/47)	275	219,673
3.95%, 03/01/48 (Call 09/01/47)	388	324,252
3.99%, 03/01/49 (Call 09/01/48)	190	158,050
4.05%, 06/01/42 (Call 12/01/41)	238	205,558
4.05%, 10/01/44 (Call 04/01/44)	255	219,037
4.13%, 02/01/42 (Call 08/01/41)	242	210,642
4.13%, 06/01/48 (Call 12/01/47)	187	159,767
4.40%, 05/15/28 (Call 03/15/28)	120	117,995
4.45%, 05/15/26 (Call 04/15/26)	75	74,309
4.63%, 05/15/30 (Call 03/15/30)	120	118,630
4.80%, 05/15/33 (Call 02/15/33)	75	74,358
5.05%, 04/01/28 (Call 03/01/28)	210	211,966
5.10%, 04/01/33 (Call 01/01/33)	290	293,576
5.30%, 04/01/53 (Call 10/01/52)(a)	360	369,932
5.69%, 03/01/40	205	214,026
5.95%, 02/01/38	195	208,285
5.96%, 04/01/39	125	134,157

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Indiana Michigan Power Co., 5.63%, 04/01/53
(Call 10/01/52)	$160	$165,950
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42(a)	93	87,743
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	165	117,534
4.38%, 10/01/45 (Call 04/01/45)	177	147,770
5.13%, 11/01/40 (Call 05/01/40)	244	234,486
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	190	118,836
3.15%, 04/15/50 (Call 10/15/49)	230	159,254
3.50%, 10/15/24 (Call 07/15/24)	10	9,773
3.65%, 04/15/29 (Call 01/15/29)	288	269,375
3.65%, 08/01/48 (Call 02/01/48)	258	197,429
4.25%, 07/15/49 (Call 01/15/49)	352	297,077
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	163	145,618
1.88%, 02/07/25	905	858,754
2.40%, 03/15/30 (Call 12/15/29)	143	120,995
2.75%, 04/15/32 (Call 01/15/32)	180	149,647
2.85%, 01/27/25 (Call 10/27/24)	20	19,285
3.40%, 02/07/28 (Call 11/07/27)	278	259,919
4.02%, 11/01/32 (Call 05/01/32)	123	112,583
4.30%, 03/15/49 (Call 09/15/48)	197	163,910
4.45%, 03/13/26 (Call 02/13/26)(a)	115	113,845
4.80%, 03/15/28 (Call 02/15/28)	115	114,052
5.45%, 10/30/25	160	160,402
5.80%, 01/15/33 (Call 07/15/32)	165	172,232
Nevada Power Co., Series CC, 3.70%, 05/01/29
(Call 02/01/29)	110	102,264
Northern States Power Co., 5.10%, 05/15/53	310	303,019
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)	245	155,357
2.90%, 03/01/50 (Call 09/01/49)	193	130,719
3.40%, 08/15/42 (Call 02/15/42)	54	42,073
3.60%, 09/15/47 (Call 03/15/47)	28	21,685
4.50%, 06/01/52 (Call 12/01/51)	190	169,953
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	390	366,881
Ohio Power Co., Series R, 2.90%, 10/01/51
(Call 04/01/51)	220	143,592
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30 (Call 02/15/30)	220	192,410
3.10%, 09/15/49 (Call 03/15/49)	194	135,883
3.70%, 11/15/28 (Call 08/15/28)	270	256,041
3.75%, 04/01/45 (Call 10/01/44)	203	163,791
4.30%, 05/15/28(c)	15	14,667
4.55%, 09/15/32 (Call 06/15/32)	160	154,515
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)	360	219,492
3.30%, 03/15/51 (Call 09/15/50)	185	122,895
4.13%, 01/15/49 (Call 07/15/48)	207	157,349
4.15%, 02/15/50 (Call 08/15/49)	214	162,221
5.35%, 12/01/53 (Call 06/01/53)	370	329,041
5.50%, 05/15/54	345	313,878
5.75%, 04/01/37	197	192,183
6.00%, 01/15/39	225	222,649
6.25%, 10/15/37	240	244,908
PECO Energy Co.
3.90%, 03/01/48 (Call 09/01/47)	172	140,545
4.90%, 06/15/33	168	167,094
Security	Par (000)	Value

Electric (continued)
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	$280	$238,426
6.50%, 11/15/37	170	187,364
PPL Electric Utilities Corp.
5.00%, 05/15/33 (Call 02/15/33)	210	209,714
5.25%, 05/15/53 (Call 11/15/52)	330	332,224
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	225	178,495
3.60%, 09/15/42 (Call 03/15/42)	329	255,311
5.25%, 04/01/53 (Call 10/01/52)	340	325,584
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	190	132,196
Public Service Electric & Gas Co.
3.10%, 03/15/32 (Call 12/15/31)	255	223,097
3.80%, 03/01/46 (Call 09/01/45)	238	192,409
4.65%, 03/15/33 (Call 12/15/32)	115	112,833
Puget Sound Energy Inc., 4.22%, 06/15/48
(Call 12/15/47)	205	171,277
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	332	310,347
3.70%, 03/15/52 (Call 09/15/51)	160	122,282
4.50%, 08/15/40	175	158,475
5.35%, 04/01/53 (Call 10/01/52)	295	293,699
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	321	257,728
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	285	192,774
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	180	154,719
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	175	146,692
2.75%, 02/01/32 (Call 11/01/31)	180	150,565
2.85%, 08/01/29 (Call 05/01/29)	127	112,159
3.45%, 02/01/52 (Call 08/01/51)	270	191,524
3.65%, 02/01/50 (Call 08/01/49)	287	215,092
4.00%, 04/01/47 (Call 10/01/46)	674	540,764
4.50%, 09/01/40 (Call 03/01/40)	170	147,176
4.65%, 10/01/43 (Call 04/01/43)	289	253,051
5.30%, 03/01/28 (Call 02/01/28)	40	40,301
5.50%, 03/15/40	169	165,995
5.85%, 11/01/27 (Call 10/01/27)	275	283,577
5.88%, 12/01/53 (Call 06/01/53)	360	369,486
5.95%, 11/01/32 (Call 08/01/32)	180	188,833
6.00%, 01/15/34	110	114,255
6.05%, 03/15/39	156	160,785
Series 08-A, 5.95%, 02/01/38	280	287,717
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	255	167,086
Series A, 4.20%, 03/01/29 (Call 12/01/28)	84	80,157
Series B, 4.88%, 03/01/49 (Call 09/01/48)	200	178,150
Series C, 4.13%, 03/01/48 (Call 09/01/47)	450	365,985
Series D, 4.70%, 06/01/27 (Call 05/01/27)	190	187,424
Series E, 3.70%, 08/01/25 (Call 06/01/25)	312	302,160
Southern California Gas Co., 5.20%, 06/01/33	180	178,258
Southwestern Public Service Co., Series 8, 3.15%, 05/01/50 (Call 11/01/49)	220	150,421
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	195	155,895
2.63%, 03/15/51 (Call 09/15/50)	225	141,059
3.90%, 04/01/52 (Call 10/01/51)	180	146,063
5.45%, 03/15/53 (Call 09/15/52)(a)	145	147,265
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	193	157,301
2.40%, 03/30/32 (Call 12/30/31)	200	163,488
2.45%, 12/15/50 (Call 06/15/50)	353	212,044

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
2.95%, 11/15/51 (Call 05/15/51)(a)	$145	$96,889
3.30%, 12/01/49 (Call 06/01/49)	192	137,618
4.00%, 01/15/43 (Call 07/15/42)	195	162,568
4.45%, 02/15/44 (Call 08/15/43)	191	164,529
4.60%, 12/01/48 (Call 06/01/48)	139	122,897
5.00%, 04/01/33 (Call 01/01/33)(a)	295	292,649
5.45%, 04/01/53 (Call 10/01/52)	360	362,419
8.88%, 11/15/38	226	298,128
Series A, 2.88%, 07/15/29 (Call 04/15/29)	315	281,326
Series A, 3.15%, 01/15/26 (Call 10/15/25)	305	290,796
Series A, 3.50%, 03/15/27 (Call 12/15/26)	303	287,777
Series A, 3.80%, 04/01/28 (Call 01/01/28)	290	276,184
Series A, 6.00%, 05/15/37	92	95,986
Series B, 3.75%, 05/15/27 (Call 04/15/27)	250	240,290
Series B, 3.80%, 09/15/47 (Call 03/15/47)	220	170,632
Series B, 6.00%, 01/15/36	185	192,940
Series C, 4.00%, 11/15/46 (Call 05/15/46)	280	222,110
Series C, 4.63%, 05/15/52 (Call 11/15/51)	193	171,558
Series D, 4.65%, 08/15/43 (Call 02/15/43)	230	204,302
Wisconsin Electric Power Co., 4.75%, 09/30/32
(Call 06/30/32)	90	88,723
Wisconsin Power and Light Co., 3.95%, 09/01/32
(Call 06/01/32)	250	230,032
		58,309,318
Electrical Components & Equipment — 0.2%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)(a)	307	271,864
1.80%, 10/15/27 (Call 08/15/27)	147	130,849
1.95%, 10/15/30 (Call 07/15/30)	165	136,965
2.00%, 12/21/28 (Call 10/21/28)	215	187,112
2.20%, 12/21/31 (Call 09/21/31)(a)	370	305,368
2.75%, 10/15/50 (Call 04/15/50)	337	220,705
2.80%, 12/21/51 (Call 06/21/51)	213	142,224
3.15%, 06/01/25 (Call 03/01/25)	120	115,744
		1,510,831
Electronics — 0.4%
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	435	385,040
1.35%, 06/01/25 (Call 05/01/25)	313	293,866
1.75%, 09/01/31 (Call 06/01/31)	535	428,246
1.95%, 06/01/30 (Call 03/01/30)	371	310,954
2.30%, 08/15/24 (Call 07/15/24)(a)	416	403,042
2.50%, 11/01/26 (Call 08/01/26)	819	765,585
2.70%, 08/15/29 (Call 05/15/29)	315	281,597
2.80%, 06/01/50 (Call 12/01/49)(a)	179	131,273
4.25%, 01/15/29 (Call 12/15/28)	100	97,789
4.50%, 01/15/34 (Call 10/15/33)	240	234,067
4.95%, 02/15/28 (Call 01/15/28)	223	226,164
5.00%, 02/15/33 (Call 11/15/32)(a)	463	470,478
Tyco Electronics Group SA
2.50%, 02/04/32 (Call 12/04/31)	245	204,835
4.50%, 02/13/26	60	59,098
		4,292,034
Food — 0.2%
Hershey Co. (The), 2.30%, 08/15/26 (Call 05/15/26)	415	388,116
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	515	448,421
1.80%, 06/11/30 (Call 03/11/30)	386	321,631
3.05%, 06/03/51 (Call 12/03/50)	220	154,218
Security	Par (000)	Value

Food (continued)
Walmart Inc., 3.90%, 09/09/25	$270	$264,786
		1,577,172
Forest Products & Paper — 0.0%
Georgia-Pacific LLC, 7.75%, 11/15/29	236	267,029

Gas — 0.4%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	332	261,231
2.63%, 09/15/29 (Call 06/15/29)	120	106,348
2.85%, 02/15/52 (Call 08/15/51)(a)	185	123,282
3.00%, 06/15/27 (Call 03/15/27)	397	372,334
3.38%, 09/15/49 (Call 03/15/49)	188	138,676
4.13%, 10/15/44 (Call 04/15/44)	129	108,716
4.15%, 01/15/43 (Call 07/15/42)	245	210,485
4.30%, 10/01/48 (Call 04/01/48)	200	173,044
5.75%, 10/15/52 (Call 04/15/52)	140	150,115
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	340	271,810
4.40%, 07/01/32 (Call 04/01/32)	250	237,550
5.25%, 03/01/28 (Call 02/01/28)	235	236,098
5.40%, 03/01/33 (Call 12/01/32)	35	35,570
ONE Gas Inc., 4.66%, 02/01/44 (Call 08/01/43)(a)	10	8,907
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)(a)	275	257,510
5.75%, 06/01/53 (Call 12/01/52)	200	204,038
6.35%, 11/15/52 (Call 05/15/52)	185	204,484
Series TT, 2.60%, 06/15/26 (Call 03/15/26)(a)	379	355,995
Series VV, 4.30%, 01/15/49 (Call 07/15/48)(a)	112	93,094
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	339	291,360
		3,840,647
Hand & Machine Tools — 0.0%
Snap-on Inc., 3.10%, 05/01/50 (Call 11/01/49)(a)	148	108,417

Health Care - Products — 1.0%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)(a)	354	305,994
1.40%, 06/30/30 (Call 03/30/30)(a)	298	244,280
2.95%, 03/15/25 (Call 12/15/24)	423	409,587
3.75%, 11/30/26 (Call 08/30/26)	562	548,726
4.75%, 11/30/36 (Call 05/30/36)	567	568,576
4.75%, 04/15/43 (Call 10/15/42)	268	262,211
4.90%, 11/30/46 (Call 05/30/46)	976	974,516
5.30%, 05/27/40.	287	298,979
6.00%, 04/01/39	205	228,311
6.15%, 11/30/37	190	211,905
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	230	151,839
2.80%, 12/10/51 (Call 06/10/51)	245	165,610
3.35%, 09/15/25 (Call 06/15/25)	20	19,297
4.38%, 09/15/45 (Call 03/15/45)	100	90,779
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	360	345,827
2.60%, 11/15/29 (Call 08/15/29)	115	102,091
3.25%, 11/15/39 (Call 05/15/39)	495	400,257
3.40%, 11/15/49 (Call 05/15/49)(a)	405	312,453
Medtronic Global Holdings SCA
4.25%, 03/30/28 (Call 02/29/28)	195	190,611
4.50%, 03/30/33 (Call 12/30/32)	345	336,441

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Medtronic Inc.
4.38%, 03/15/35	$707	$682,460
4.63%, 03/15/45	607	581,439
Thermo Fisher Scientific Inc.
1.22%, 10/18/24 (Call 08/11/23)	827	785,203
1.75%, 10/15/28 (Call 08/15/28)(a)	475	409,920
2.00%, 10/15/31 (Call 07/15/31)(a)	505	410,489
2.60%, 10/01/29 (Call 07/01/29)	160	141,882
2.80%, 10/15/41 (Call 04/15/41)	270	198,715
4.10%, 08/15/47 (Call 02/15/47)	355	312,244
4.80%, 11/21/27 (Call 10/21/27)(a)	175	176,158
4.95%, 11/21/32 (Call 08/21/32)(a)	280	283,410
		10,150,210
Health Care - Services — 2.6%
Ascension Health
3.95%, 11/15/46	282	236,330
Series B, 2.53%, 11/15/29 (Call 08/15/29)	252	218,119
Series B, 3.11%, 11/15/39 (Call 05/15/39)	305	236,091
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)	40	29,131
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)(a)	189	151,809
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	270	178,932
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	175	111,622
CommonSpirit Health
2.78%, 10/01/30 (Call 04/01/30)	175	147,571
3.35%, 10/01/29 (Call 04/01/29)	200	177,820
3.82%, 10/01/49 (Call 04/01/49)	317	238,983
3.91%, 10/01/50 (Call 04/01/50)	200	153,666
4.19%, 10/01/49 (Call 04/01/49)	400	324,676
6.07%, 11/01/27 (Call 08/01/27)	175	178,729
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	190	138,330
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	205	169,226
Hackensack Meridian Health Inc.
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	180	125,204
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	160	106,174
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52
(Call 01/15/52)	190	149,891
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	151	124,504
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	57	53,856
4.15%, 05/01/47 (Call 11/01/46)	432	373,002
4.88%, 04/01/42(a)	225	215,449
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	380	277,845
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	405	293,884
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	445	309,533
Mass General Brigham Inc., Series 2020, 3.34%, 07/01/60 (Call 01/01/60)(a)	194	137,234
Mayo Clinic, Series 2021, 3.20%, 11/15/61
(Call 05/15/61)	165	113,002
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 07/01/55	155	131,838
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50
(Call 06/01/50)	225	144,637
Security	Par (000)	Value

Health Care - Services (continued)
Mount Sinai Hospitals Group Inc., Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	$185	$140,400
New York and Presbyterian Hospital (The)
4.02%, 08/01/45	266	221,748
Series 2019, 3.95%, 08/01/2119 (Call 02/01/2119)	100	72,193
Northwell Healthcare Inc.
3.98%, 11/01/46 (Call 11/01/45)	160	124,597
4.26%, 11/01/47 (Call 11/01/46)	288	232,767
Novant Health Inc., 3.17%, 11/01/51 (Call 05/01/51)	226	159,958
Providence St Joseph Health Obligated Group
5.40%, 10/01/33	15	14,896
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)(a)	136	115,240
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)(a)	155	91,583
SSM Health Care Corp., Series A, 3.82%, 06/01/27
(Call 03/01/27)(a)	50	47,536
Stanford Health Care, Series 2018, 3.80%, 11/15/48
(Call 05/15/48)	200	161,112
Sutter Health
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	195	161,427
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	84	58,999
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	176	172,007
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)(a)	230	221,881
1.15%, 05/15/26 (Call 04/15/26)	245	221,642
1.25%, 01/15/26	226	206,758
2.00%, 05/15/30	415	348,534
2.30%, 05/15/31 (Call 02/15/31)	497	418,434
2.38%, 08/15/24(a)	165	159,948
2.75%, 05/15/40 (Call 11/15/39)	332	245,149
2.88%, 08/15/29	380	344,466
2.90%, 05/15/50 (Call 11/15/49)	480	329,822
2.95%, 10/15/27	336	312,376
3.05%, 05/15/41 (Call 11/15/40)	500	381,450
3.10%, 03/15/26	511	488,720
3.13%, 05/15/60 (Call 11/15/59)	355	243,257
3.25%, 05/15/51 (Call 11/15/50)	607	446,521
3.38%, 04/15/27	145	138,020
3.45%, 01/15/27	81	77,626
3.50%, 08/15/39 (Call 02/15/39)	385	320,624
3.70%, 08/15/49 (Call 02/15/49)	512	408,151
3.75%, 07/15/25	435	424,003
3.75%, 10/15/47 (Call 04/15/47)	359	291,038
3.85%, 06/15/28(a)	517	497,809
3.88%, 12/15/28	289	277,587
3.88%, 08/15/59 (Call 02/15/59)	380	304,004
3.95%, 10/15/42 (Call 04/15/42)	223	190,794
4.00%, 05/15/29 (Call 03/15/29)	365	350,900
4.20%, 05/15/32 (Call 02/15/32)	490	466,485
4.20%, 01/15/47 (Call 07/15/46)(a)	322	281,673
4.25%, 01/15/29 (Call 12/15/28)	470	458,165
4.25%, 03/15/43 (Call 09/15/42)	255	228,786
4.25%, 04/15/47 (Call 10/15/46)	313	272,811
4.25%, 06/15/48 (Call 12/15/47)	445	388,481
4.38%, 03/15/42 (Call 09/15/41)	200	180,344
4.45%, 12/15/48 (Call 06/15/48)	373	335,327
4.50%, 04/15/33 (Call 01/15/33)	430	418,803
4.63%, 07/15/35	547	535,464
4.63%, 11/15/41 (Call 05/15/41)	279	259,635
4.75%, 07/15/45	685	652,298
4.75%, 05/15/52 (Call 11/15/51)	615	579,502

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.95%, 05/15/62 (Call 11/15/61)	$340	$324,904
5.00%, 10/15/24	125	124,721
5.05%, 04/15/53 (Call 10/15/52)	600	591,162
5.15%, 10/15/25	80	80,152
5.20%, 04/15/63 (Call 10/15/62)	520	510,832
5.25%, 02/15/28 (Call 01/15/28)	185	189,266
5.30%, 02/15/30 (Call 12/15/29)	175	179,529
5.35%, 02/15/33 (Call 11/15/32)	745	771,015
5.80%, 03/15/36	180	193,003
5.88%, 02/15/53 (Call 08/15/52)	845	928,959
6.05%, 02/15/63 (Call 08/15/62)	370	414,530
6.50%, 06/15/37	222	250,711
6.63%, 11/15/37	279	319,095
6.88%, 02/15/38	430	506,097
UPMC, 5.04%, 05/15/33	50	49,241
		25,162,056
Household Products & Wares — 0.2%
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	245	211,964
2.00%, 11/02/31 (Call 08/02/31)	120	99,191
2.88%, 02/07/50 (Call 08/07/49)(a)	146	103,594
3.10%, 03/26/30 (Call 12/26/29)	200	181,668
3.20%, 04/25/29 (Call 01/25/29)(a)	265	245,846
3.20%, 07/30/46 (Call 01/30/46)	209	156,173
3.95%, 11/01/28 (Call 08/01/28)(a)	235	228,716
6.63%, 08/01/37	236	274,161
		1,501,313
Insurance — 2.7%
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)	463	424,381
4.75%, 01/15/49 (Call 07/15/48)	153	139,985
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	100	69,921
3.63%, 05/15/30 (Call 02/15/30)	145	134,222
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	386	347,466
1.45%, 12/15/30 (Call 09/15/30)(a)	90	69,528
3.28%, 12/15/26 (Call 09/15/26)(a)	185	175,415
3.85%, 08/10/49 (Call 02/10/49)	186	143,627
4.20%, 12/15/46 (Call 06/15/46)	236	191,368
4.50%, 06/15/43	215	184,550
5.25%, 03/30/33 (Call 12/30/32)(a)	205	203,356
5.55%, 05/09/35	150	151,422
AXA SA, 8.60%, 12/15/30(a)	40	48,158
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	132	106,722
1.85%, 03/12/30 (Call 12/12/29)	285	241,241
2.30%, 03/15/27 (Call 02/15/27)	330	307,421
2.50%, 01/15/51 (Call 07/15/50)(a)	85	55,142
2.85%, 10/15/50 (Call 04/15/50)	740	508,602
2.88%, 03/15/32 (Call 12/15/31)	410	360,714
3.85%, 03/15/52 (Call 09/15/51)	880	719,972
4.20%, 08/15/48 (Call 02/15/48)	806	724,457
4.25%, 01/15/49 (Call 07/15/48)(a)	582	530,941
4.30%, 05/15/43.	193	175,933
4.40%, 05/15/42(a)	260	245,913
5.75%, 01/15/40	302	332,611
Security	Par (000)	Value

Insurance (continued)
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)(a)	$768	$737,994
4.50%, 02/11/43(a)	337	328,467
Chubb Corp. (The)
6.00%, 05/11/37	223	240,100
Series 1, 6.50%, 05/15/38	275	309,966
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)	400	316,972
2.85%, 12/15/51 (Call 06/15/51)(a)	175	119,954
3.05%, 12/15/61 (Call 06/15/61)	340	227,705
3.15%, 03/15/25	517	500,084
3.35%, 05/03/26 (Call 02/03/26)	605	581,326
4.35%, 11/03/45 (Call 05/03/45)	540	482,830
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	208	185,584
3.75%, 04/01/26 (Call 01/01/26)	215	207,997
4.13%, 05/15/43 (Call 11/15/42)	151	125,605
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	104	95,591
3.70%, 03/16/32 (Call 12/16/31)	290	263,308
4.15%, 03/04/26	389	378,964
5.38%, 03/04/46	192	189,491
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)(a)	325	270,829
3.50%, 03/10/25 (Call 12/10/24)	440	427,574
3.75%, 03/14/26 (Call 12/14/25)(a)	344	334,014
4.20%, 03/01/48 (Call 09/01/47)	290	244,873
4.35%, 01/30/47 (Call 07/30/46)	183	156,811
4.38%, 03/15/29 (Call 12/15/28)	589	575,465
4.75%, 03/15/39 (Call 09/15/38)	169	158,853
4.90%, 03/15/49 (Call 09/15/48)	443	417,869
5.45%, 03/15/53 (Call 09/15/52)	55	55,816
5.75%, 11/01/32 (Call 08/01/32)(a)	115	120,989
6.25%, 11/01/52 (Call 05/01/52)	180	200,963
MetLife Inc.
3.00%, 03/01/25	405	391,076
3.60%, 11/13/25 (Call 08/13/25)	292	282,887
4.05%, 03/01/45	379	317,015
4.13%, 08/13/42	205	173,887
4.55%, 03/23/30 (Call 12/23/29)(a)	375	367,331
4.60%, 05/13/46 (Call 11/13/45)	345	308,475
4.88%, 11/13/43	330	305,491
5.00%, 07/15/52 (Call 01/15/52)	280	262,738
5.25%, 01/15/54 (Call 07/15/53)(a)	355	345,724
5.38%, 07/15/33	205	206,935
5.70%, 06/15/35	406	421,801
5.88%, 02/06/41	205	212,132
6.38%, 06/15/34	299	326,224
6.50%, 12/15/32(a)	226	248,442
PartnerRe Finance B LLC, 3.70%, 07/02/29
(Call 04/02/29)	110	99,465
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	126	103,356
3.70%, 05/15/29 (Call 02/15/29)	240	221,506
6.05%, 10/15/36	125	129,115
Progressive Corp. (The)
2.45%, 01/15/27	76	70,011
2.50%, 03/15/27 (Call 02/15/27)(a)	155	142,656
3.00%, 03/15/32 (Call 12/15/31)(a)	150	130,762
3.20%, 03/26/30 (Call 12/26/29)	234	209,879

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.70%, 03/15/52 (Call 09/15/51)	$200	$155,762
3.95%, 03/26/50 (Call 09/26/49)	68	55,316
4.00%, 03/01/29 (Call 12/01/28)(a)	225	217,163
4.13%, 04/15/47 (Call 10/15/46)	318	270,761
4.20%, 03/15/48 (Call 09/15/47)	240	205,250
4.95%, 06/15/33 (Call 03/15/33)(a)	315	311,872
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	300	275,091
2.10%, 03/10/30 (Call 12/10/29)	160	134,915
3.00%, 03/10/40 (Call 09/10/39)	166	125,884
3.70%, 03/13/51 (Call 09/13/50)	422	323,758
3.91%, 12/07/47 (Call 06/07/47)	268	214,944
3.94%, 12/07/49 (Call 06/07/49)	393	313,677
4.35%, 02/25/50 (Call 08/25/49)	393	337,049
4.60%, 05/15/44	268	242,401
5.70%, 12/14/36	375	388,065
Prudential Funding Asia PLC, 3.13%, 04/14/30	285	252,464
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33	270	266,298
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	165	106,049
3.05%, 06/08/51 (Call 12/08/50)	295	209,356
3.75%, 05/15/46 (Call 11/15/45)	133	104,569
4.00%, 05/30/47 (Call 11/30/46)(a)	187	156,949
4.05%, 03/07/48 (Call 09/07/47)	174	145,579
4.10%, 03/04/49 (Call 09/04/48)	150	126,465
4.60%, 08/01/43	125	112,500
5.35%, 11/01/40	305	309,554
6.25%, 06/15/37	319	353,063
Travelers Cos. Inc. (The), 5.45%, 05/25/53	245	255,153
Travelers Property Casualty Corp., 6.38%, 03/15/33	198	218,222
		26,314,099
Internet — 3.5%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30) (a)	340	276,383
2.70%, 02/09/41 (Call 08/09/40) (a)	320	214,528
3.15%, 02/09/51 (Call 08/09/50) (a)	435	276,590
3.25%, 02/09/61 (Call 08/09/60)	355	215,950
3.40%, 12/06/27 (Call 09/06/27)	805	751,170
3.60%, 11/28/24 (Call 08/28/24)	550	535,045
4.00%, 12/06/37 (Call 06/06/37)	275	230,205
4.20%, 12/06/47 (Call 06/06/47)	680	531,631
4.40%, 12/06/57 (Call 06/06/57)	390	302,987
4.50%, 11/28/34 (Call 05/28/34)	215	196,736
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25) (a)	460	422,979
0.80%, 08/15/27 (Call 06/15/27)	440	383,456
1.10%, 08/15/30 (Call 05/15/30)(a)	702	568,332
1.90%, 08/15/40 (Call 02/15/40)(a)	479	327,262
2.00%, 08/15/26 (Call 05/15/26)	702	650,101
2.05%, 08/15/50 (Call 02/15/50)(a)	862	529,440
2.25%, 08/15/60 (Call 02/15/60)(a)	625	376,031
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	587	544,947
1.00%, 05/12/26 (Call 04/12/26)	1,100	993,267
1.20%, 06/03/27 (Call 04/03/27)	372	327,706
1.50%, 06/03/30 (Call 03/03/30)	886	725,971
1.65%, 05/12/28 (Call 03/12/28)	882	771,979
2.10%, 05/12/31 (Call 02/12/31)	1,082	904,866
2.50%, 06/03/50 (Call 12/03/49)(a)	861	561,398
2.70%, 06/03/60 (Call 12/03/59)(a)	711	448,591

Security	Par (000)	Value

Internet (continued)
2.80%, 08/22/24 (Call 06/22/24)	$796	$774,803
2.88%, 05/12/41 (Call 11/12/40)	727	555,021
3.00%, 04/13/25	770	745,114
3.10%, 05/12/51 (Call 11/12/50)	1,065	779,729
3.15%, 08/22/27 (Call 05/22/27)	1,307	1,233,403
3.25%, 05/12/61 (Call 11/12/60)	600	427,728
3.30%, 04/13/27 (Call 03/13/27)	770	734,180
3.45%, 04/13/29 (Call 02/13/29)	655	619,715
3.60%, 04/13/32 (Call 01/13/32)	870	806,246
3.80%, 12/05/24 (Call 09/05/24)	241	236,961
3.88%, 08/22/37 (Call 02/22/37)	829	750,693
3.95%, 04/13/52 (Call 10/13/51)	880	754,424
4.05%, 08/22/47 (Call 02/22/47)	1,347	1,191,004
4.10%, 04/13/62 (Call 10/13/61)	455	387,574
4.25%, 08/22/57 (Call 02/22/57)	732	646,539
4.55%, 12/01/27 (Call 11/01/27)	385	384,734
4.60%, 12/01/25	170	169,174
4.65%, 12/01/29 (Call 10/01/29)	260	260,317
4.70%, 11/29/24	315	313,148
4.70%, 12/01/32 (Call 09/01/32)	365	366,201
4.80%, 12/05/34 (Call 06/05/34)	509	515,826
4.95%, 12/05/44 (Call 06/05/44)	509	510,715
5.20%, 12/03/25 (Call 09/03/25)	501	503,410
Baidu Inc.
1.72%, 04/09/26 (Call 03/09/26)(a)	220	198,799
3.08%, 04/07/25 (Call 03/07/25)(a)	200	191,556
3.63%, 07/06/27	215	202,326
4.13%, 06/30/25	90	87,290
4.38%, 03/29/28 (Call 12/29/27)	35	33,643
Booking Holdings Inc.
3.55%, 03/15/28(Call12/15/27)	330	312,830
3.60%, 06/01/26 (Call 03/01/26)	457	441,032
3.65%, 03/15/25 (Call 12/15/24)	302	294,610
4.63%, 04/13/30 (Call 01/13/30)	598	586,178
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)	765	730,613
3.85%, 08/15/32 (Call 05/15/32)	875	813,032
4.45%, 08/15/52 (Call 02/15/52)	1,265	1,105,091
4.60%, 05/15/28	620	617,960
4.65%, 08/15/62 (Call 02/15/62)	460	405,734
4.80%, 05/15/30	225	225,668
4.95%, 05/15/33	440	442,873
5.60%, 05/15/53 (Call 11/15/52)	835	859,265
5.75%, 05/15/63	550	569,679
Tencent Music Entertainment Group, 2.00%, 09/03/30
(Call 06/03/30)	125	98,329
		33,950,718
Iron & Steel — 0.1%
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	5	4,704
2.70%, 06/01/30 (Call 03/01/30)(a)	110	95,494
3.13%, 04/01/32 (Call 01/01/32)	265	229,551
3.85%, 04/01/52 (Call 09/01/51)(a)	215	168,390
3.95%, 05/23/25	100	97,524
3.95%, 05/01/28 (Call 02/01/28)	170	162,286
4.30%, 05/23/27 (Call 04/23/27)	130	126,673
6.40%, 12/01/37	55	60,705
		945,327

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery — 1.5%
ABB Finance USA Inc., 4.38%, 05/08/42	$185	$163,263
Caterpillar Financial Services Corp.
0.60%, 09/13/24	240	227,393
0.80%, 11/13/25	150	136,518
0.90%, 03/02/26	520	469,508
1.10%, 09/14/27	274	238,388
1.15%, 09/14/26	255	227,677
1.45%, 05/15/25	177	165,784
1.70%, 01/08/27	30	27,230
2.15%, 11/08/24(a)	399	383,690
3.25%, 12/01/24	55	53,604
3.40%, 05/13/25	235	228,126
3.60%, 08/12/27	160	154,069
3.65%, 08/12/25	468	454,947
4.35%, 05/15/26	300	296,274
4.80%, 01/06/26	105	104,801
4.90%, 01/17/25	300	299,415
5.40%, 03/10/25	35	35,209
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)(a)	120	101,060
2.60%, 09/19/29 (Call 06/19/29)(a)	281	252,678
2.60%, 04/09/30 (Call 01/09/30)	321	284,422
3.25%, 09/19/49 (Call 03/19/49)	330	257,195
3.25%, 04/09/50 (Call 10/09/49)	269	209,252
3.80%, 08/15/42	607	527,161
4.30%, 05/15/44 (Call 11/15/43)	229	211,717
4.75%, 05/15/64 (Call 11/15/63)	162	152,643
5.20%, 05/27/41	284	292,548
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	397	381,612
2.88%, 09/07/49 (Call 03/07/49)	180	133,430
3.10%, 04/15/30 (Call 01/15/30)	268	244,778
3.75%, 04/15/50 (Call 10/15/49)(a)	269	235,165
3.90%, 06/09/42 (Call 12/09/41)(a)	276	248,265
5.38%, 10/16/29.	111	115,000
John Deere Capital Corp.
0.63%, 09/10/24	240	227,630
0.70%, 01/15/26	365	329,945
1.05%, 06/17/26	340	306,082
1.25%, 01/10/25	325	307,340
1.45%, 01/15/31	265	210,996
1.50%, 03/06/28	235	203,964
1.70%, 01/11/27(a)	235	212,080
1.75%, 03/09/27(a)	280	252,003
2.00%, 06/17/31	195	160,247
2.05%, 01/09/25	375	358,935
2.35%, 03/08/27	55	50,515
2.45%, 01/09/30	230	201,625
2.65%, 06/10/26(a)	275	259,284
2.80%, 09/08/27(a)	243	224,855
2.80%, 07/18/29	225	202,329
3.35%, 04/18/29(a)	168	156,611
3.40%, 06/06/25	665	644,432
3.45%, 03/13/25	112	109,104
3.45%, 03/07/29(a)	251	235,493
3.90%, 06/07/32	130	122,581
4.05%, 09/08/25	195	190,858
4.15%, 09/15/27	395	386,093
4.35%, 09/15/32(a)	250	243,570
4.55%, 10/11/24	230	228,434
Security	Par (000)	Value

Machinery (continued)
4.70%, 06/10/30	$160	$159,139
4.75%, 06/08/26	160	159,546
4.75%, 01/20/28	270	269,325
4.80%, 01/09/26	235	234,279
4.90%, 03/03/28	5	5,043
4.95%, 06/06/25	205	204,977
4.95%, 07/14/28	135	135,883
5.05%, 03/03/26	125	125,511
5.15%, 03/03/25	70	69,934
Rockwell Automation Inc., 4.20%, 03/01/49
(Call 09/01/48)	185	164,545
		14,666,010
Manufacturing — 0.6%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	246	233,535
2.25%, 09/19/26 (Call 06/19/26)(a)	252	231,379
2.38%, 08/26/29 (Call 05/26/29)(a)	183	158,795
2.65%, 04/15/25 (Call 03/15/25)(a)	157	149,941
2.88%, 10/15/27 (Call 07/15/27)(a)	320	295,418
3.00%, 08/07/25(a)	151	144,258
3.05%, 04/15/30 (Call 01/15/30)(a)	225	202,012
3.13%, 09/19/46 (Call 03/19/46)(a)	12	8,445
3.25%, 08/26/49 (Call 02/26/49)(a)	345	252,409
3.38%, 03/01/29 (Call 12/01/28)(a)	363	334,632
3.63%, 09/14/28 (Call 06/14/28)(a)	184	172,932
3.63%, 10/15/47 (Call 04/15/47)(a)	260	198,908
3.70%, 04/15/50 (Call 10/15/49)(a)	305	242,200
4.00%, 09/14/48 (Call 03/14/48)(a)	403	346,443
5.70%, 03/15/37(a)	285	305,272
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	20	18,718
4.00%, 11/02/32	405	378,545
4.15%, 03/15/33 (Call 12/15/32)	475	449,678
4.70%, 08/23/52 (Call 02/23/52)	350	331,142
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	540	507,125
3.90%, 09/01/42 (Call 03/01/42)	275	242,566
4.88%, 09/15/41 (Call 03/15/41)	235	231,632
		5,435,985
Media — 3.6%
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	585	463,028
1.95%, 01/15/31 (Call 10/15/30)	440	358,820
2.35%, 01/15/27 (Call 10/15/26)	549	505,563
2.45%, 08/15/52 (Call 02/15/52)(a)	460	280,908
2.65%, 02/01/30 (Call 11/01/29)	605	529,375
2.65%, 08/15/62 (Call 02/15/62)	495	293,792
2.80%, 01/15/51 (Call 07/15/50)	636	415,931
2.89%, 11/01/51 (Call 05/01/51)	1,740	1,156,195
2.94%, 11/01/56 (Call 05/01/56)	1,833	1,176,603
2.99%, 11/01/63 (Call 05/01/63)(a)	1,292	810,304
3.15%, 03/01/26 (Call 12/01/25)(a)	864	826,805
3.15%, 02/15/28 (Call 11/15/27)	650	606,496
3.20%, 07/15/36 (Call 01/15/36)	208	171,059
3.25%, 11/01/39 (Call 05/01/39)	345	272,043
3.30%, 02/01/27 (Call 11/01/26)	452	429,233
3.30%, 04/01/27 (Call 02/01/27)	279	264,213
3.38%, 08/15/25 (Call 05/15/25)	570	551,241
3.40%, 04/01/30 (Call 01/01/30)	709	650,267

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.40%, 07/15/46 (Call 01/15/46)	$472	$354,212
3.45%, 02/01/50 (Call 08/01/49)	508	380,970
3.55%, 05/01/28 (Call 02/01/28)	725	688,402
3.75%, 04/01/40 (Call 10/01/39)	554	463,565
3.90%, 03/01/38 (Call 09/01/37)	386	333,245
3.95%, 10/15/25 (Call 08/15/25)	1,043	1,018,594
3.97%, 11/01/47 (Call 05/01/47)	912	752,628
4.00%, 08/15/47 (Call 02/15/47)	251	206,046
4.00%, 03/01/48 (Call 09/01/47)	349	289,537
4.00%, 11/01/49 (Call 05/01/49)	485	397,196
4.05%, 11/01/52 (Call 05/01/52)	328	270,029
4.15%, 10/15/28 (Call 07/15/28)	1,328	1,284,694
4.20%, 08/15/34 (Call 02/15/34)	553	513,151
4.25%, 10/15/30 (Call 07/15/30)	704	675,889
4.25%, 01/15/33	445	421,704
4.40%, 08/15/35 (Call 02/15/35)	258	242,533
4.55%, 01/15/29	315	310,212
4.60%, 10/15/38 (Call 04/15/38)(a)	361	335,113
4.60%, 08/15/45 (Call 02/15/45)	262	235,850
4.65%, 02/15/33 (Call 11/15/32)(a)	305	301,233
4.65%, 07/15/42	249	228,507
4.70%, 10/15/48 (Call 04/15/48)(a)	673	621,738
4.80%, 05/15/33 (Call 02/15/33)	545	539,294
4.95%, 10/15/58 (Call 04/15/58)(a)	383	365,451
5.25%, 11/07/25	245	246,330
5.35%, 11/15/27 (Call 10/15/27)	285	289,990
5.35%, 05/15/53	560	562,621
5.50%, 11/15/32 (Call 08/15/32)	355	367,063
5.50%, 05/15/64	280	280,638
5.65%, 06/15/35	306	320,520
6.45%, 03/15/37	170	186,439
6.50%, 11/15/35	245	274,618
7.05%, 03/15/33	300	344,937
NBCUniversal Media LLC, 4.45%, 01/15/43	326	290,632
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	364	334,156
2.95%, 06/15/27(a)	386	363,319
3.00%, 02/13/26(a)	310	295,734
3.00%, 07/30/46	209	146,641
3.15%, 09/17/25	223	213,995
3.70%, 12/01/42	230	187,521
4.13%, 06/01/44	372	319,693
Series B, 7.00%, 03/01/32(a)	150	170,469
Series E, 4.13%, 12/01/41	251	218,056
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	126	121,191
1.75%, 01/13/26	516	477,130
2.00%, 09/01/29 (Call 06/01/29)	553	471,106
2.20%, 01/13/28(a)	350	316,089
2.65%, 01/13/31	495	425,651
2.75%, 09/01/49 (Call 03/01/49)	627	413,387
3.35%, 03/24/25	471	457,011
3.50%, 05/13/40 (Call 11/13/39)	578	471,550
3.60%, 01/13/51 (Call 07/13/50)	1,031	797,004
3.70%, 09/15/24 (Call 06/15/24)	241	236,392
3.70%, 10/15/25 (Call 07/15/25)	194	188,269
3.70%, 03/23/27	275	265,678
3.80%, 03/22/30(a)	364	341,461
3.80%, 05/13/60 (Call 11/13/59)	512	398,694
4.63%, 03/23/40 (Call 09/23/39)	242	229,767
Security	Par (000)	Value

Media (continued)
4.70%, 03/23/50 (Call 09/23/49)(a)	$576	$539,090
4.75%, 09/15/44 (Call 03/15/44)	240	224,450
5.40%, 10/01/43	166	167,046
6.15%, 02/15/41	220	237,802
6.20%, 12/15/34	392	428,044
6.40%, 12/15/35	375	417,401
6.65%, 11/15/37	328	373,953
		34,403,207
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	419	405,307
3.90%, 01/15/43 (Call 07/15/42)	170	143,540
		548,847
Mining — 0.4%
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	360	322,585
4.75%, 02/28/28 (Call 01/28/28)	340	338,824
4.88%, 02/27/26	210	209,147
4.90%, 02/28/33 (Call 11/28/32)	360	358,556
5.00%, 09/30/43	656	650,923
Rio Tinto Alcan Inc., 6.13%, 12/15/33	320	343,862
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	410	275,746
5.20%, 11/02/40	332	334,626
7.13%, 07/15/28	316	346,447
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	271	237,280
4.75%, 03/22/42 (Call 09/22/41)	165	156,545
5.00%, 03/09/33 (Call 12/09/32)	200	200,628
5.13%, 03/09/53 (Call 09/09/52)	325	326,079
		4,101,248
Oil & Gas — 3.9%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	380	310,844
2.72%, 01/12/32 (Call 10/12/31)	695	589,992
2.77%, 11/10/50 (Call 05/10/50)	560	367,578
2.94%, 06/04/51 (Call 12/04/50)(a)	777	526,759
3.00%, 02/24/50 (Call 08/24/49)	722	499,877
3.00%, 03/17/52 (Call 09/17/51)(a)	565	386,268
3.02%, 01/16/27 (Call 10/16/26)(a)	334	314,675
3.06%, 06/17/41 (Call 12/17/40)	530	398,645
3.12%, 05/04/26 (Call 02/04/26)	245	233,593
3.38%, 02/08/61 (Call 08/08/60)	693	488,461
3.41%, 02/11/26 (Call 12/11/25)	408	393,732
3.54%, 04/06/27 (Call 02/06/27)	75	71,757
3.59%, 04/14/27 (Call 01/14/27)	196	187,888
3.63%, 04/06/30 (Call 01/06/30)	312	290,628
3.80%, 09/21/25 (Call 07/21/25)	510	496,740
3.94%, 09/21/28 (Call 06/21/28)	315	302,107
4.23%, 11/06/28 (Call 08/06/28)(a)	438	426,932
4.81%, 02/13/33 (Call 11/13/32)	740	727,938
4.89%, 09/11/33 (Call 06/11/33)	315	311,251
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	354	334,289
3.72%, 11/28/28 (Call 08/28/28)	404	382,786
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	940	883,732
2.00%, 05/11/27 (Call 03/11/27)	238	216,321
2.24%, 05/11/30 (Call 02/11/30)	504	435,819

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
2.95%, 05/16/26 (Call 02/16/26)	$911	$869,941
3.08%, 05/11/50 (Call 11/11/49)	317	232,979
3.33%, 11/17/25 (Call 08/17/25)(a)	376	364,032
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	441	404,375
1.02%, 08/12/27 (Call 06/12/27)	288	251,024
2.34%, 08/12/50 (Call 02/12/50)	342	215,788
3.85%, 01/15/28 (Call 10/15/27)(a)	285	277,946
3.90%, 11/15/24 (Call 08/15/24)	200	196,598
ConocoPhillips Co.
3.76%, 03/15/42 (Call 09/15/41)	264	220,730
3.80%, 03/15/52 (Call 09/15/51)	423	340,710
4.03%, 03/15/62 (Call 09/15/61)	445	358,123
4.30%, 11/15/44 (Call 05/15/44)	270	240,646
5.30%, 05/15/53	495	500,796
5.90%, 10/15/32(a)	121	130,255
6.50%, 02/01/39	535	611,537
6.95%, 04/15/29	155	172,120
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	125	120,877
3.90%, 04/01/35 (Call 10/01/34)	239	214,746
4.15%, 01/15/26 (Call 10/15/25)	611	600,760
4.38%, 04/15/30 (Call 01/15/30)(a)	337	330,435
4.95%, 04/15/50 (Call 10/15/49)	190	185,434
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)(a)	414	399,717
2.28%, 08/16/26 (Call 06/16/26)	373	346,707
2.44%, 08/16/29 (Call 05/16/29)	734	650,757
2.61%, 10/15/30 (Call 07/15/30)	777	678,430
2.71%, 03/06/25 (Call 12/06/24)	320	308,179
2.99%, 03/19/25 (Call 02/19/25)	919	887,092
3.00%, 08/16/39 (Call 02/16/39)	327	256,963
3.04%, 03/01/26 (Call 12/01/25)	1,082	1,034,154
3.10%, 08/16/49 (Call 02/16/49)	450	326,439
3.29%, 03/19/27 (Call 01/19/27)	399	382,394
3.45%, 04/15/51 (Call 10/15/50)	893	685,842
3.48%, 03/19/30 (Call 12/19/29)	676	630,079
3.57%, 03/06/45 (Call 09/06/44)	305	244,866
4.11%, 03/01/46 (Call 09/01/45)	804	702,865
4.23%, 03/19/40 (Call 09/19/39)	638	583,847
4.33%, 03/19/50 (Call 09/19/49)	899	804,740
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)	475	456,052
2.38%, 11/07/29 (Call 08/07/29)	512	449,403
2.50%, 09/12/26	414	386,225
2.75%, 04/06/30 (Call 01/06/30)	652	580,984
2.88%, 05/10/26.	618	587,947
2.88%, 11/26/41 (Call 05/26/41)	205	151,737
3.00%, 11/26/51 (Call 05/26/51)	413	287,696
3.13%, 11/07/49 (Call 05/07/49)	437	315,357
3.25%, 05/11/25	961	931,026
3.25%, 04/06/50 (Call 10/06/49)	638	467,801
3.63%, 08/21/42	238	196,476
3.75%, 09/12/46	378	306,993
3.88%, 11/13/28 (Call 08/13/28)	604	585,391
4.00%, 05/10/46	751	638,004
4.13%, 05/11/35	543	504,013
4.38%, 05/11/45	857	769,603
4.55%, 08/12/43	313	289,807
5.50%, 03/25/40	273	283,633
Security	Par (000)	Value

Oil & Gas (continued)
6.38%, 12/15/38	$950	$1,067,771
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	200	192,348
2.83%, 01/10/30 (Call 10/10/29)	564	504,064
2.99%, 06/29/41 (Call 12/29/40)	152	114,339
3.13%, 05/29/50 (Call 11/29/49)	1,141	820,002
3.39%, 06/29/60 (Call 12/29/59)	178	127,758
3.45%, 02/19/29 (Call 11/19/28)	485	452,990
3.46%, 07/12/49 (Call 01/12/49)	321	245,867
TotalEnergies Capital SA, 3.88%, 10/11/28	418	401,255
		37,456,077
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40(a)	454	440,017
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	205	185,876
3.14%, 11/07/29 (Call 08/07/29)	178	159,356
3.34%, 12/15/27 (Call 09/15/27)	472	440,905
4.08%, 12/15/47 (Call 06/15/47)	428	350,964
4.49%, 05/01/30 (Call 02/01/30)	163	158,128
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25
(Call 08/17/25)	205	189,547
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	465	406,754
4.50%, 05/15/28(a)	100	98,802
4.85%, 05/15/33	100	99,085
		2,529,434
Pharmaceuticals — 6.3%
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	520	469,960
1.75%, 05/28/28 (Call 03/28/28)	555	482,772
2.25%, 05/28/31 (Call 02/28/31)	325	273,449
4.88%, 03/03/28 (Call 02/03/28)	200	200,290
4.88%, 03/03/33 (Call 12/03/32)(a)	295	297,422
4.90%, 03/03/30 (Call 01/03/30)	200	200,080
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	535	478,761
1.38%, 08/06/30 (Call 05/06/30)	480	384,518
2.13%, 08/06/50 (Call 02/06/50)(a)	100	61,373
3.00%, 05/28/51 (Call 11/28/50)	330	240,804
3.13%, 06/12/27 (Call 03/12/27)	325	306,205
3.38%, 11/16/25(a)	875	843,421
4.00%, 01/17/29 (Call 10/17/28)	195	188,575
4.00%, 09/18/42	350	308,441
4.38%, 11/16/45	385	353,961
4.38%, 08/17/48 (Call 02/17/48)	195	178,571
6.45%, 09/15/37	910	1,035,544
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	111	101,344
1.13%, 11/13/27 (Call 09/13/27)(a)	445	388,396
1.45%, 11/13/30 (Call 08/13/30)	465	371,051
2.35%, 11/13/40 (Call 05/13/40)	191	132,544
2.55%, 11/13/50 (Call 05/13/50)	558	353,577
2.95%, 03/15/32 (Call 12/15/31)(a)	475	415,525
3.20%, 06/15/26 (Call 04/15/26)	808	772,319
3.25%, 02/27/27	60	57,673
3.25%, 08/01/42	175	133,877
3.40%, 07/26/29 (Call 04/26/29)	738	687,757
3.45%, 11/15/27 (Call 08/15/27)(a)	275	264,470

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.55%, 03/15/42 (Call 09/15/41)	$400	$326,672
3.70%, 03/15/52 (Call 09/15/51)	1,060	839,223
3.90%, 02/20/28 (Call 11/20/27)	560	541,610
3.90%, 03/15/62 (Call 09/15/61)	345	271,287
4.13%, 06/15/39 (Call 12/15/38)	600	539,346
4.25%, 10/26/49 (Call 04/26/49)	1,202	1,044,033
4.35%, 11/15/47 (Call 05/15/47)	430	381,763
4.55%, 02/20/48 (Call 08/20/47)	424	386,150
4.63%, 05/15/44 (Call 11/15/43)	295	274,955
5.00%, 08/15/45 (Call 02/15/45)	65	63,836
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	449	285,501
2.50%, 09/15/60 (Call 03/15/60)	275	170,492
2.75%, 06/01/25 (Call 03/01/25)	391	375,708
3.38%, 03/15/29 (Call 12/15/28)	506	476,799
3.95%, 03/15/49 (Call 09/15/48)	235	207,272
4.15%, 03/15/59 (Call 09/15/58)	188	164,500
4.70%, 02/27/33 (Call 11/27/32)	350	352,692
4.88%, 02/27/53 (Call 08/27/52)	485	490,413
4.95%, 02/27/63 (Call 08/27/62)	320	321,014
5.00%, 02/27/26 (Call 02/27/24)	15	15,010
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	582	567,083
3.88%, 05/15/28	465	449,218
4.20%, 03/18/43	89	79,701
5.38%, 04/15/34	156	164,266
6.38%, 05/15/38	1,019	1,157,299
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29
(Call 03/01/29)	415	386,535
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	47	43,046
0.95%, 09/01/27 (Call 07/01/27)	380	334,145
1.30%, 09/01/30 (Call 06/01/30)	720	588,197
2.10%, 09/01/40 (Call 03/01/40)	365	255,321
2.25%, 09/01/50 (Call 03/01/50)(a)	365	238,141
2.45%, 03/01/26 (Call 12/01/25)	867	819,775
2.45%, 09/01/60 (Call 03/01/60)(a)	380	239,921
2.63%, 01/15/25 (Call 11/15/24)	155	150,113
2.90%, 01/15/28 (Call 10/15/27)	369	347,845
2.95%, 03/03/27 (Call 12/03/26)	423	401,787
3.40%, 01/15/38 (Call 07/15/37)	350	301,294
3.50%, 01/15/48 (Call 07/15/47)	259	216,900
3.55%, 03/01/36 (Call 09/01/35)	280	250,544
3.63%, 03/03/37 (Call 09/03/36)	463	414,001
3.70%, 03/01/46 (Call 09/01/45)	653	566,073
3.75%, 03/03/47 (Call 09/03/46)	378	327,870
4.38%, 12/05/33 (Call 06/05/33)	240	239,846
4.50%, 09/01/40	257	251,030
4.50%, 12/05/43 (Call 06/05/43)	245	240,470
4.95%, 05/15/33(a)	258	271,174
5.85%, 07/15/38	336	372,906
5.95%, 08/15/37	271	304,428
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	414	405,140
4.60%, 06/01/44 (Call 12/01/43)(a)	190	171,428
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)(a)	415	376,002
1.45%, 06/24/30 (Call 03/24/30)	310	251,667
1.70%, 06/10/27 (Call 05/10/27)	605	542,715
1.90%, 12/10/28 (Call 10/10/28)	360	314,852
Security	Par (000)	Value

Pharmaceuticals (continued)
2.15%, 12/10/31 (Call 09/10/31)	$670	$552,583
2.35%, 06/24/40 (Call 12/24/39)	436	310,192
2.45%, 06/24/50 (Call 12/24/49)	435	279,218
2.75%, 02/10/25 (Call 11/10/24)	763	736,257
2.75%, 12/10/51 (Call 06/10/51)	636	428,530
2.90%, 12/10/61 (Call 06/10/61)	585	378,852
3.40%, 03/07/29 (Call 12/07/28)	663	621,098
3.60%, 09/15/42 (Call 03/15/42)	144	119,130
3.70%, 02/10/45 (Call 08/10/44)	615	516,729
3.90%, 03/07/39 (Call 09/07/38)	395	352,391
4.00%, 03/07/49 (Call 09/07/48)	471	408,630
4.05%, 05/17/28(a)	130	127,890
4.15%, 05/18/43	373	336,901
4.30%, 05/17/30	265	258,741
4.50%, 05/17/33 (Call 02/17/33)(a)	145	142,610
4.90%, 05/17/44	180	178,045
5.00%, 05/17/53 (Call 11/17/52)	695	697,481
5.15%, 05/17/63 (Call 11/17/62)	345	348,329
6.50%, 12/01/33	203	231,306
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	524	498,366
2.00%, 02/14/27 (Call 12/14/26)	575	527,758
2.20%, 08/14/30 (Call 05/14/30)	725	622,927
2.75%, 08/14/50 (Call 02/14/50)(a)	369	261,927
3.00%, 11/20/25 (Call 08/20/25)	625	598,813
3.10%, 05/17/27 (Call 02/17/27)	505	481,002
3.70%, 09/21/42	223	189,922
4.00%, 11/20/45 (Call 05/20/45)	370	328,305
4.40%, 05/06/44	600	566,460
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	446	414,405
1.70%, 05/28/30 (Call 02/28/30)	490	405,740
1.75%, 08/18/31 (Call 05/18/31)	150	121,359
2.55%, 05/28/40 (Call 11/28/39)	569	414,886
2.63%, 04/01/30 (Call 01/01/30)	285	252,045
2.70%, 05/28/50 (Call 11/28/49)(a)	448	311,786
2.75%, 06/03/26	696	659,203
3.00%, 12/15/26(a)	647	613,285
3.45%, 03/15/29 (Call 12/15/28)	596	563,518
3.60%, 09/15/28 (Call 06/15/28)	235	225,995
3.90%, 03/15/39 (Call 09/15/38)	288	255,122
4.00%, 12/15/36	420	388,979
4.00%, 03/15/49 (Call 09/15/48)	594	523,059
4.10%, 09/15/38 (Call 03/15/38)	272	247,392
4.13%, 12/15/46	419	372,981
4.20%, 09/15/48 (Call 03/15/48)(a)	350	317,895
4.30%, 06/15/43	214	197,030
4.40%, 05/15/44(a)	354	331,634
7.20%, 03/15/39	827	1,012,736
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/26 (Call 04/19/26)	1,120	1,105,910
4.45%, 05/19/28 (Call 04/19/28)	1,120	1,100,781
4.65%, 05/19/25	1,120	1,110,334
4.65%, 05/19/30 (Call 03/19/30)	1,000	988,850
4.75%, 05/19/33 (Call 02/19/33)	1,690	1,678,863
5.11%, 05/19/43 (Call 11/19/42)	1,100	1,090,595
5.30%, 05/19/53 (Call 11/19/52)	2,275	2,336,812
5.34%, 05/19/63	1,000	1,003,030
Pharmacia LLC, 6.60%, 12/01/28	174	187,925
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	368	355,852

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Wyeth LLC
5.95%, 04/01/37	$676	$733,474
6.00%, 02/15/36	201	217,860
6.50%, 02/01/34	307	345,222
		60,536,640
Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25
(Call 10/15/24)	245	238,338

Real Estate Investment Trusts — 1.5%
AvalonBay Communities Inc.
2.05%, 01/15/32 (Call 10/15/31)(a)	220	177,307
2.30%, 03/01/30 (Call 12/01/29)	245	205,531
2.45%, 01/15/31 (Call 10/17/30)	186	155,814
3.45%, 06/01/25 (Call 03/03/25)	445	430,435
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	422	368,347
3.15%, 07/01/29 (Call 04/01/29)	200	179,738
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	160	126,122
2.50%, 02/15/30 (Call 11/15/29)	225	191,543
2.85%, 11/01/26 (Call 08/01/26)	55	51,264
3.00%, 07/01/29 (Call 04/01/29)	176	156,988
3.50%, 03/01/28 (Call 12/01/27)	171	159,519
4.50%, 07/01/44 (Call 01/01/44)	282	245,523
Estee Lauder Cos. Inc. (The), 5.15%, 05/15/53(a)	75	75,234
Mid-America Apartments LP
3.60%, 06/01/27 (Call 03/01/27)	165	156,042
3.95%, 03/15/29 (Call 12/15/28)	50	47,232
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	230	178,590
2.13%, 04/15/27 (Call 02/15/27)	245	221,580
2.13%, 10/15/50 (Call 04/15/50)	222	123,647
2.25%, 04/15/30 (Call 01/15/30)	448	380,540
3.00%, 04/15/50 (Call 10/15/49)	215	146,146
4.63%, 01/15/33 (Call 10/15/32)	225	219,110
4.75%, 06/15/33 (Call 03/15/33)	210	203,992
4.88%, 06/15/28 (Call 05/15/28)	130	129,360
5.13%, 01/15/34	150	149,829
5.25%, 06/15/53 (Call 12/15/52)	265	261,205
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	270	243,483
1.50%, 11/09/26 (Call 10/09/26)	225	202,145
1.85%, 05/01/28 (Call 03/01/28)	218	189,887
1.95%, 11/09/28 (Call 09/09/28)(a)	220	189,919
2.25%, 11/09/31 (Call 08/09/31)(a)	160	130,845
2.30%, 05/01/31 (Call 02/01/31)	159	132,118
3.09%, 09/15/27 (Call 06/15/27)	212	198,587
3.39%, 05/01/29 (Call 02/01/29)	194	179,642
5.10%, 08/01/33	45	45,038
5.13%, 01/15/29	100	100,468
5.35%, 08/01/53	235	234,643
Realty Income Corp.
2.85%, 12/15/32 (Call 09/15/32)	235	191,720
3.00%, 01/15/27 (Call 10/15/26)	248	230,833
3.10%, 12/15/29 (Call 09/15/29)	291	258,519
3.25%, 06/15/29 (Call 03/15/29)	45	40,367
3.25%, 01/15/31 (Call 10/15/30)	361	314,676
3.40%, 01/15/28 (Call 11/15/27)	235	218,393
3.65%, 01/15/28 (Call 10/15/27)	145	136,123
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.95%, 08/15/27 (Call 05/15/27)	$650	$619,359
4.13%, 10/15/26 (Call 07/15/26)	190	183,816
4.63%, 11/01/25 (Call 09/01/25)(a)	80	78,860
4.65%, 03/15/47 (Call 09/15/46)	176	157,413
4.85%, 03/15/30 (Call 01/15/30)	145	141,098
4.88%, 06/01/26 (Call 03/01/26)	130	128,772
4.90%, 07/15/33 (Call 04/15/33)(a)	245	236,668
5.05%, 01/13/26 (Call 01/13/24)	25	24,881
5.63%, 10/13/32 (Call 07/13/32)	280	284,648
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	132	116,461
1.75%, 02/01/28 (Call 11/01/27)(a)	350	302,158
2.20%, 02/01/31 (Call 11/01/30)	237	191,086
2.25%, 01/15/32 (Call 10/15/31)	340	266,835
2.45%, 09/13/29 (Call 06/13/29)	445	378,103
2.65%, 07/15/30 (Call 04/15/30)	252	213,797
2.65%, 02/01/32 (Call 12/01/31)(a)	255	207,501
3.25%, 11/30/26 (Call 08/30/26)	79	74,202
3.25%, 09/13/49 (Call 03/13/49)	355	238,201
3.30%, 01/15/26 (Call 10/15/25)	205	195,675
3.38%, 06/15/27 (Call 03/15/27)	295	276,374
3.38%, 12/01/27 (Call 09/01/27)(a)	375	349,537
3.50%, 09/01/25 (Call 06/01/25)	505	486,699
3.80%, 07/15/50 (Call 01/15/50)	248	184,023
4.25%, 11/30/46 (Call 05/30/46)	205	161,852
4.75%, 03/15/42 (Call 09/15/41)	131	113,771
5.50%, 03/08/33 (Call 12/08/32)	250	250,070
5.85%, 03/08/53 (Call 09/03/52)	215	216,752
6.75%, 02/01/40 (Call 11/01/39)	196	213,344
		14,270,000
Retail — 2.6%
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	377	334,346
1.60%, 04/20/30 (Call 01/20/30)	552	457,939
1.75%, 04/20/32 (Call 01/20/32)(a)	220	176,418
3.00%, 05/18/27 (Call 02/18/27)(a)	583	552,113
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	80	67,689
1.38%, 03/15/31 (Call 12/15/30)	480	378,034
1.50%, 09/15/28 (Call 07/15/28)	402	345,181
1.88%, 09/15/31 (Call 06/15/31)(a)	402	325,564
2.13%, 09/15/26 (Call 06/15/26)	488	451,429
2.38%, 03/15/51 (Call 09/15/50)	395	240,922
2.50%, 04/15/27 (Call 02/15/27)	318	295,257
2.70%, 04/15/25 (Call 03/15/25)	40	38,437
2.70%, 04/15/30 (Call 01/15/30)	397	350,964
2.75%, 09/15/51 (Call 03/15/51)	352	233,594
2.80%, 09/14/27 (Call 06/14/27)(a)	425	396,287
2.88%, 04/15/27 (Call 03/15/27)	355	333,551
2.95%, 06/15/29 (Call 03/15/29)	562	513,893
3.00%, 04/01/26 (Call 01/01/26)(a)	247	236,344
3.13%, 12/15/49 (Call 06/15/49)	582	419,791
3.25%, 04/15/32 (Call 01/15/32)	325	291,103
3.30%, 04/15/40 (Call 10/15/39)	422	341,086
3.35%, 09/15/25 (Call 06/15/25)	381	368,385
3.35%, 04/15/50 (Call 10/15/49)	463	350,736
3.50%, 09/15/56 (Call 03/15/56)	218	165,575
3.63%, 04/15/52 (Call 10/15/51)	445	350,535
3.90%, 12/06/28 (Call 09/06/28)	563	544,089
3.90%, 06/15/47 (Call 12/15/46)	350	294,105

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.00%, 09/15/25 (Call 08/15/25)	$205	$201,199
4.20%, 04/01/43 (Call 10/01/42)	481	428,201
4.25%, 04/01/46 (Call 10/01/45)	547	483,608
4.40%, 03/15/45 (Call 09/15/44)	392	352,388
4.50%, 09/15/32 (Call 06/15/32)(a)	355	349,370
4.50%, 12/06/48 (Call 06/06/48)	482	443,493
4.88%, 02/15/44 (Call 08/15/43)	402	391,194
4.95%, 09/15/52 (Call 03/15/52)(a)	355	348,858
5.40%, 09/15/40 (Call 03/15/40)	180	184,592
5.88%, 12/16/36	879	953,908
5.95%, 04/01/41 (Call 10/01/40)	345	376,281
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)(a)	440	404,184
2.25%, 04/15/25 (Call 03/15/25)	758	722,814
2.35%, 02/15/30 (Call 11/15/29)	295	255,659
2.50%, 04/15/26	422	399,571
2.95%, 01/15/52 (Call 07/15/51)	410	283,019
3.38%, 04/15/29 (Call 01/15/29)(a)	362	340,740
3.63%, 04/15/46(a)	251	202,349
3.90%, 11/15/47 (Call 05/15/47)	211	176,706
4.00%, 07/01/42	215	192,032
4.40%, 01/15/33 (Call 10/15/32)(a)	185	178,704
4.50%, 09/15/32 (Call 06/15/32)(a)	430	418,661
4.80%, 01/15/53 (Call 07/15/52)	420	398,912
7.00%, 01/15/38	135	161,237
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	217	186,442
1.60%, 05/15/31 (Call 02/15/31)	40	32,463
2.25%, 09/15/26 (Call 06/15/26)	560	519,579
Walmart Inc.
2.50%, 09/22/41 (Call 03/22/41)	380	278,871
2.65%, 12/15/24 (Call 10/15/24)	105	101,437
2.65%, 09/22/51 (Call 03/22/51)(a)	490	342,495
2.95%, 09/24/49 (Call 03/24/49)	280	205,635
3.05%, 07/08/26 (Call 05/08/26)	155	148,690
3.25%, 07/08/29 (Call 04/08/29)(a)	398	373,125
3.55%, 06/26/25 (Call 04/26/25)	380	370,614
3.70%, 06/26/28 (Call 03/26/28)(a)	305	296,109
3.90%, 04/15/28 (Call 03/15/28)	165	161,205
3.95%, 06/28/38 (Call 12/28/37)	270	246,850
4.00%, 04/15/26 (Call 03/15/26)	135	132,592
4.00%, 04/15/30 (Call 02/15/30)	300	292,203
4.05%, 06/29/48 (Call 12/29/47)	576	524,667
4.10%, 04/15/33	415	400,952
4.15%, 09/09/32 (Call 06/09/32)	215	210,756
4.50%, 09/09/52 (Call 03/09/52)	410	393,940
4.50%, 04/15/53	570	549,127
5.25%, 09/01/35	425	448,494
5.63%, 04/01/40	140	150,994
5.63%, 04/15/41(a)	225	243,806
6.20%, 04/15/38	195	222,109
6.50%, 08/15/37	325	380,711
		24,714,913
Semiconductors 3.6%
Advanced Micro Devices Inc.
3.92%, 06/01/32 (Call 03/01/32)(a)	240	225,650
4.39%, 06/01/52 (Call 12/01/51)	265	238,574
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	365	313,907
2.10%, 10/01/31 (Call 07/01/31)	625	515,150
Security	Par (000)	Value

Semiconductors (continued)
2.80%, 10/01/41 (Call 04/01/41)	$235	$173,063
2.95%, 10/01/51 (Call 04/01/51)	355	246,484
3.50%, 12/05/26 (Call 09/05/26)	227	218,701
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	320	265,197
2.75%, 06/01/50 (Call 12/01/49)(a)	327	228,125
3.30%, 04/01/27 (Call 01/01/27)	375	357,997
3.90%, 10/01/25 (Call 07/01/25)	167	163,089
4.35%, 04/01/47 (Call 10/01/46)	249	230,064
5.10%, 10/01/35 (Call 04/01/35)	187	189,119
5.85%, 06/15/41	180	195,952
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	360	311,195
2.00%, 08/12/31 (Call 05/12/31)	425	345,907
2.45%, 11/15/29 (Call 08/15/29)	648	567,369
2.60%, 05/19/26 (Call 02/19/26)	454	428,649
2.80%, 08/12/41 (Call 02/12/41)	223	156,979
3.05%, 08/12/51 (Call 02/12/51)	460	305,606
3.10%, 02/15/60 (Call 08/15/59)	379	243,000
3.15%, 05/11/27 (Call 02/11/27)	425	399,266
3.20%, 08/12/61 (Call 02/12/61)	255	164,812
3.25%, 11/15/49 (Call 05/15/49)	727	511,052
3.40%, 03/25/25 (Call 02/25/25)	550	534,743
3.70%, 07/29/25 (Call 04/29/25)	730	710,312
3.73%, 12/08/47 (Call 06/08/47)	664	517,920
3.75%, 03/25/27 (Call 01/25/27)	387	373,053
3.75%, 08/05/27 (Call 07/05/27)	330	316,289
3.90%, 03/25/30 (Call 12/25/29)	513	483,672
4.00%, 08/05/29 (Call 06/05/29)	340	325,706
4.00%, 12/15/32	294	274,443
4.10%, 05/19/46 (Call 11/19/45)	410	344,338
4.10%, 05/11/47 (Call 11/11/46)	330	276,778
4.15%, 08/05/32 (Call 05/05/32)(a)	325	308,425
4.25%, 12/15/42(a)	220	189,438
4.60%, 03/25/40 (Call 09/25/39)(a)	281	261,662
4.75%, 03/25/50 (Call 09/25/49)	770	692,361
4.80%, 10/01/41	310	287,820
4.88%, 02/10/26	535	533,149
4.88%, 02/10/28 (Call 01/10/28)	645	642,968
4.90%, 07/29/45 (Call 01/29/45)(a)	267	261,588
4.90%, 08/05/52 (Call 02/05/52)	585	543,354
4.95%, 03/25/60 (Call 09/25/59)	177	162,398
5.05%, 08/05/62 (Call 02/05/62)	273	253,710
5.13%, 02/10/30 (Call 12/10/29)	430	433,203
5.20%, 02/10/33 (Call 11/10/32)(a)	675	682,094
5.63%, 02/10/43 (Call 08/10/42)	340	343,696
5.70%, 02/10/53 (Call 08/10/52)	925	943,454
5.90%, 02/10/63 (Call 08/10/62)	260	268,739
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	340	252,287
4.10%, 03/15/29 (Call 12/15/28)	355	342,653
4.65%, 07/15/32 (Call 04/15/32)(a)	340	336,059
4.95%, 07/15/52(Call 01/15/52)	370	358,837
5.25%, 07/15/62 (Call 01/15/62)	300	299,364
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	160	132,707
2.88%, 06/15/50 (Call 12/15/49)	276	189,987
3.13%, 06/15/60 (Call 12/15/59)	147	98,034
3.75%, 03/15/26 (Call 01/15/26)	432	419,736
3.80%, 03/15/25 (Call 12/15/24)	275	269,231

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
4.00%, 03/15/29 (Call 12/15/28)	$410	$396,728
4.88%, 03/15/49 (Call 09/15/48)	352	336,815
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	485	423,065
2.00%, 06/15/31 (Call 03/15/31)(a)	530	442,094
2.85%, 04/01/30 (Call 01/01/30)	591	534,447
3.20%, 09/16/26 (Call 06/16/26)	569	545,887
3.50%, 04/01/40 (Call 10/01/39)	365	310,841
3.50%, 04/01/50 (Call 10/01/49)	707	568,647
3.70%, 04/01/60 (Call 10/01/59)	135	109,910
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	477	407,143
1.65%, 05/20/32 (Call 02/20/32)	395	310,059
2.15%, 05/20/30 (Call 02/20/30)	418	356,571
3.25%, 05/20/27 (Call 02/20/27)	265	251,509
3.25%, 05/20/50 (Call 11/20/49)(a)	223	166,485
3.45%, 05/20/25 (Call 02/20/25)	407	395,319
4.25%, 05/20/32 (Call 02/20/32)	200	194,110
4.30%, 05/20/47 (Call 11/20/46)	539	481,812
4.50%, 05/20/52 (Call 11/20/51)	405	365,500
4.65%, 05/20/35 (Call 11/20/34)(a)	346	344,062
4.80%, 05/20/45 (Call 11/20/44)	452	436,998
5.40%, 05/20/33 (Call 02/20/33)	210	219,685
6.00%, 05/20/53 (Call 11/20/52)	400	444,940
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	185	165,936
1.38%, 03/12/25 (Call 02/12/25)	305	287,240
1.75%, 05/04/30 (Call 02/04/30)	249	208,672
1.90%, 09/15/31 (Call 06/15/31)	210	172,452
2.25%, 09/04/29 (Call 06/04/29)	310	271,014
2.70%, 09/15/51 (Call 03/15/51)(a)	100	68,223
2.90%, 11/03/27 (Call 08/03/27)(a)	101	94,321
3.88%, 03/15/39 (Call 09/15/38)	320	283,539
4.15%, 05/15/48 (Call 11/15/47)	366	328,159
4.60%, 02/15/28 (Call 01/15/28)	145	145,117
4.90%, 03/14/33 (Call 12/14/32)	600	608,658
5.00%, 03/14/53 (Call 09/14/52)	345	344,034
5.05%, 05/18/63	250	247,105
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)(a)	383	342,739
2.50%, 10/25/31 (Call 07/25/31)	483	402,353
3.13%, 10/25/41 (Call 04/25/41)	290	227,940
3.25%, 10/25/51 (Call 04/25/51)	375	281,464
3.88%, 04/22/27 (Call 03/22/27)	300	288,594
4.13%, 04/22/29 (Call 02/22/29)	75	71,688
4.25%, 04/22/32 (Call 01/22/32)	265	253,698
4.50%, 04/22/52 (Call 10/22/51)(a)	295	276,577
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	268	231,102
		34,302,367
Software — 1.7%
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	208	198,174
2.15%, 02/01/27 (Call 12/01/26)	314	288,801
2.30%, 02/01/30 (Call 11/01/29)	550	481,640
3.25%, 02/01/25 (Call 11/01/24)(a)	15	14,589
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	223	205,782
1.35%, 07/15/27 (Call 05/15/27)	85	74,682
1.65%, 07/15/30 (Call 04/15/30)	275	223,545
Security	Par (000)	Value

Software (continued)
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	$1,526	$1,429,541
2.53%, 06/01/50 (Call 12/01/49)	1,964	1,340,057
2.68%, 06/01/60 (Call 12/01/59)(a)	1,223	807,363
2.70%, 02/12/25 (Call 11/12/24)	713	688,551
2.92%, 03/17/52 (Call 09/17/51)	2,249	1,640,578
3.04%, 03/17/62 (Call 09/17/61)	659	470,935
3.13%, 11/03/25 (Call 08/03/25)	1,004	967,846
3.30%, 02/06/27 (Call 11/06/26)	1,252	1,201,169
3.45%, 08/08/36 (Call 02/08/36)	585	527,559
3.50%, 02/12/35 (Call 08/12/34)	510	470,414
3.70%, 08/08/46 (Call 02/08/46)	634	550,141
4.00%, 02/12/55 (Call 08/12/54)	205	184,096
4.10%, 02/06/37 (Call 08/06/36)	368	355,186
4.20%, 11/03/35 (Call 05/03/35)	255	249,913
4.25%, 02/06/47 (Call 08/06/46)	385	366,524
4.45%, 11/03/45 (Call 05/03/45)	305	298,324
4.50%, 02/06/57 (Call 08/06/56)(a)	240	237,257
5.20%, 06/01/39	170	180,873
5.30%, 02/08/41	275	298,870
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)	280	241,623
1.95%, 07/15/31 (Call 04/15/31)	480	393,590
2.70%, 07/15/41 (Call 01/15/41)	425	308,631
2.90%, 07/15/51 (Call 01/15/51)	620	427,825
3.05%, 07/15/61 (Call 01/15/61)	455	303,963
3.70%, 04/11/28 (Call 01/11/28)	923	889,754
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	265	209,954
		16,527,750
Telecommunications — 0.5%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	355	307,817
3.63%, 04/22/29 (Call 01/22/29)	263	241,308
4.38%, 07/16/42(a)	279	244,116
4.38%, 04/22/49 (Call 10/22/48)(a)	255	219,030
4.70%, 07/21/32 (Call 04/21/32)	243	233,980
6.13%, 03/30/40	477	503,416
6.38%, 03/01/35	417	451,603
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)(a)	563	531,106
2.95%, 02/28/26	282	271,208
3.50%, 06/15/25	260	253,326
5.50%, 01/15/40	501	530,754
5.90%, 02/15/39	773	850,926
		4,638,590
Transportation — 2.3%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	195	131,592
3.00%, 04/01/25 (Call 01/01/25)	40	38,605
3.05%, 02/15/51 (Call 08/15/50)	245	171,872
3.25%, 06/15/27 (Call 03/15/27)(a)	254	241,724
3.30%, 09/15/51 (Call 03/15/51)	171	126,287
3.55%, 02/15/50 (Call 08/15/49)	301	238,539
3.90%, 08/01/46 (Call 02/01/46)	233	191,680
4.05%, 06/15/48 (Call 12/15/47)	263	222,669
4.13%, 06/15/47 (Call 12/15/46)	285	244,174
4.15%, 04/01/45 (Call 10/01/44)	347	300,842
4.15%, 12/15/48 (Call 06/15/48)	275	237,275
4.38%, 09/01/42 (Call 03/01/42)	172	154,086

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.40%, 03/15/42 (Call 09/15/41)	$242	$217,558
4.45%, 03/15/43 (Call 09/15/42)	332	299,215
4.45%, 01/15/53 (Call 07/15/52)	485	441,195
4.55%, 09/01/44 (Call 03/01/44)	315	289,356
4.70%, 09/01/45 (Call 03/01/45)	243	225,356
4.90%, 04/01/44 (Call 10/01/43)(a)	429	415,203
5.05%, 03/01/41 (Call 09/01/40)	187	183,191
5.15%, 09/01/43 (Call 03/01/43)	304	300,170
5.20%, 04/15/54	375	376,995
5.40%, 06/01/41 (Call 12/01/40)	95	96,188
5.75%, 05/01/40 (Call 11/01/39)	166	174,119
6.15%, 05/01/37	205	225,576
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	240	151,306
2.75%, 03/01/26 (Call 12/01/25)	346	326,448
3.20%, 08/02/46 (Call 02/02/46)	176	129,728
3.65%, 02/03/48 (Call 08/03/47)	191	154,492
3.85%, 08/05/32 (Call 05/05/32)	310	288,154
4.40%, 08/05/52 (Call 02/05/52)	260	236,756
4.45%, 01/20/49 (Call 07/20/48)	101	91,307
6.25%, 08/01/34	300	329,655
FedEx Corp. Pass Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35(a)	416	340,941
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	40	36,582
2.38%, 05/20/31 (Call 02/20/31)	350	295,984
2.40%, 02/05/30 (Call 11/05/29)	275	237,935
2.75%, 03/01/26 (Call 12/01/25)	240	226,956
2.80%, 02/14/32 (Call 12/15/31)(a)	390	335,501
2.89%, 04/06/36 (Call 01/06/36)	310	246,757
2.95%, 03/10/52 (Call 09/10/51)	375	257,962
2.97%, 09/16/62 (Call 03/16/62)	325	210,100
3.00%, 04/15/27 (Call 01/15/27)	100	94,124
3.20%, 05/20/41 (Call 11/20/40)	130	101,678
3.25%, 08/15/25 (Call 05/15/25)	90	86,895
3.25%, 02/05/50 (Call 08/05/49)	570	424,684
3.38%, 02/14/42 (Call 08/14/41)	130	103,838
3.50%, 02/14/53 (Call 08/14/52)	455	349,627
3.55%, 08/15/39 (Call 02/15/39)	260	215,756
3.55%, 05/20/61 (Call 11/20/60)	230	169,547
3.60%, 09/15/37 (Call 03/15/37)	195	166,113
3.70%, 03/01/29 (Call 12/01/28)(a)	290	277,959
3.75%, 07/15/25 (Call 05/15/25)	165	160,576
3.75%, 02/05/70 (Call 08/05/69)	75	56,770
3.80%, 10/01/51 (Call 04/01/51)	395	321,506
3.80%, 04/06/71 (Call 10/06/70)	265	201,151
3.84%, 03/20/60 (Call 09/20/59)	575	456,383
3.85%, 02/14/72 (Call 08/14/71)	145	110,573
3.95%, 09/10/28 (Call 06/10/28)	775	750,324
3.95%, 08/15/59 (Call 02/15/59)	155	124,053
4.00%, 04/15/47 (Call 10/15/46)	225	187,452
4.05%, 03/01/46 (Call 09/01/45)	255	211,502
4.10%, 09/15/67 (Call 03/15/67)	165	135,506
4.30%, 03/01/49 (Call 09/01/48)	245	211,707
4.50%, 01/20/33 (Call 10/20/32)	310	303,236
4.75%, 02/21/26 (Call 01/21/26)(a)	140	139,468
Security	Par/ Shares (000)	Value

Transportation (continued)
4.95%, 09/09/52 (Call 03/09/52)(a)	$370	$368,046
4.96%, 05/15/53 (Call 11/15/52)	270	268,728
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	394	367,618
2.80%, 11/15/24 (Call 09/15/24)	57	55,170
3.05%, 11/15/27 (Call 08/15/27)	545	512,077
3.40%, 03/15/29 (Call 12/15/28)	263	248,127
3.40%, 11/15/46 (Call 05/15/46)	40	30,673
3.40%, 09/01/49 (Call 03/01/49)(a)	238	186,711
3.75%, 11/15/47 (Call 05/15/47)	418	349,628
3.90%, 04/01/25 (Call 03/01/25)	422	413,324
4.25%, 03/15/49 (Call 09/15/48)	408	364,242
4.45%, 04/01/30 (Call 01/01/30)	311	307,915
4.88%, 03/03/33 (Call 12/03/32)	230	232,247
4.88%, 11/15/40 (Call 05/15/40)	284	278,198
5.05%, 03/03/53 (Call 09/03/52)	295	296,994
5.20%, 04/01/40 (Call 10/01/39)	183	186,548
5.30%, 04/01/50 (Call 10/01/49)	284	296,181
6.20%, 01/15/38	606	678,490
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	520	465,930
1.50%, 09/22/28 (Call 07/22/28)	447	388,886
1.80%, 09/22/31 (Call 06/22/31)	695	574,682
3.95%, 09/09/27 (Call 08/09/27)	412	404,975
		22,075,849
Total Long-Term Investments — 98.7%
(Cost: $1,062,780,670)		952,266,256

Short-Term Securities

Money Market Funds — 8.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(d)(e)(f)	73,467	73,488,783
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(d)(e)	7,070	7,070,000

Total Short-Term Securities — 8.4%
(Cost: $80,527,055)		80,558,783

Total Investments — 107.1%
(Cost: $1,143,307,725)		1,032,825,039

Liabilities in Excess of Other Assets — (7.1)%		(68,181,566)

Net Assets — 100.0%		$964,643,473

(a)	All or a portion of this security is on loan.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$58,846,512	$14,612,865	(a)	$—	$(875)	$30,281	$73,488,783	73,467	$218,493	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,497,000	5,573,000	(a)	—	—	—	7,070,000	7,070	107,125		1
					$(875)	$30,281	$80,558,783		$325,618		$1

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$952,266,256	$—	$952,266,256
Short-Term Securities
Money Market Funds	80,558,783	—	—	80,558,783
	$80,558,783	$952,266,256	$—	$1,032,825,039

Portfolio Abbreviation

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate